                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: November 30, 2005
                                             Estimated average burden
                                             hours per response. . . . . . 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number____________811-08846________________________
_______First Focus Funds_______________________________________________________
                         (Exact name of registrant as specified in charter)
______3435 Stelzer Rd. Columbus, OH 43219______________________________________
                    (Address of principal executive offices) (Zip code) ______3435 Stelzer Rd. Columbus, OH 43219______________________________________
                                      (Name and address of agent for service)
Registrant's telephone number, including area code:____800-662-4203____________

Date of fiscal year end:____3/31/04_________________

Date of reporting period:____9/30/03________________

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

INSERT HERE THE ANNUAL OR SEMI-ANNUAL REPORT AS WOULD HAVE BEEN FILED ON FORM N-30D. [DON'T INCLUDE THIS LANGUAGE IN THE FILING.]

[BACKGROUND GRAPHIC OMITTED]


                                FIRST FOCUS FUNDS

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2003

                        [First Focus Funds Logo Omitted]

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                Shareholder Letter ..........................  1
                Statements of Net Assets ....................  2
                Statements of Operations .................... 28
                Statements of Changes in Net Assets ......... 30
                Financial Highlights ........................ 34
                Notes to Financial Statements ............... 36






                               NOTICE TO INVESTORS

                        Shares of First Focus Funds are:
                ------------------------------------------------
                                NOT FDIC INSURED
                ------------------------------------------------
                      MAY LOSE VALUE     NO BANK GUARANTEE
                ------------------------------------------------


                The First Focus Funds are distributed by an independent third party, BISYS Fund Services, Limited Partnership

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

NOVEMBER 7, 2003

DEAR SHAREHOLDER

The resilience of the American people, economy and spirit is an amazing thing to behold. Over the last three years, we experienced the election of a President who didn't win the popular vote, an attack on sovereign soil by foreign forces for only the second time in our history, the predictable but painful aftermath of the many great excesses brought on by the dot-com and stock market bubble of the late 90's, and a shallow but nonetheless painful and protracted economic slowdown that just won't give up. Yet life goes on.

Over the last 12 months, we have seen a tremendous amount of effort by both government and private sectors to get this economy moving again. There has been massive spending by the government on the war in Iraq. We have had a tax cut, whose long term staying power is questionable, but whose short term impact has been good for the economy. In the private sector, corporations, after going on a bit of a spending binge in the late 90's, have been working diligently to control costs and increase productivity.

We are starting to see results. We have had solid gains in all stock market indexes so far this year. The economy as measured by GDP grew in excess of 7% annualized in the 3rd quarter of this year, a number not seen in over 4 years.

There are many issues that we have yet to work through. Although the tax cuts have been stimulative to the economy, they also have increased our budget deficit. This in turn will put upward pressure on interest rates. Low interest rates have been the mainstay in keeping our economy afloat as we have worked through the last 18 months. Millions of Americans have refinanced their homes, and have spent the windfall, which has been a tremendous stimulus for the economy. With higher rates, we can no longer count on this stimulus. Valuations, both trailing and forward, are not cheap for stocks. The geo-political environment in the world, although improving, is still an area for concern.

At First Focus Funds, we believe that all of these variables are important in deciding how to invest your money. Our mission is to deliver solid returns over long periods of time, while always being cognizant of the risk we are taking in deriving those returns. We don't aim to be at the top when the market is "irrationally exuberant" as it was for much of the late 90's. Conversely, we should not be at the bottom when the market is correcting itself, as has been the case for much of the last 3 years.

We have been through a lot as a country in the last several years. We face more challenges ahead. Exactly one year ago, as I wrote to you about the preponderance of what seemed to be never ending bad news, I closed with the following. "LET US RETURN TO THE PATIENCE AND PERSISTENCE OF PREVIOUS GENERATIONS. LET US BUILD A SOLID FINANCIAL PLAN, AND STICK WITH IT. DON'T BET AGAINST AMERICA. WE WILL BE A STRONGER NATION FOR HAVING FACED THESE CHALLENGES AND CONQUERED THEM." I haven't changed my mind.




                                 Stephen Frantz
                            Chief Investment Officer
                                sfrantz@fnni.com

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

SHORT/INTERMEDIATE BOND FUND

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

CORPORATE BONDS 41.4%
               BANKS 4.8%
               Bank of New York Co., Inc.
  $  750,000   6.375%, 04/01/12                                   $   848,918
               Bank One Corp.
     555,000   10.000%, 08/15/10                                      731,526
               Key Bank
   1,000,000   7.250%, 06/01/05                                     1,088,750
               Northern Trust Co.
     350,000   6.250%, 06/02/08                                       391,383
               PNC Bank
      10,000   7.875%, 04/15/05                                        10,912
                                                                  -----------
                                                                    3,071,489
                                                                  -----------
               COMPUTERS, PRODUCTS & SERVICES 4.5%
               Dell Computer Corp.
     164,000   6.550%, 04/15/08                                       186,140
               Electronic Data Systems
     595,000   6.850%, 10/15/04                                       616,569
               First Data Corp.
   1,000,000   4.700%, 11/01/06                                     1,068,495
               Oracle Corp.
     870,000   6.910%, 02/15/07                                       987,450
                                                                  -----------
                                                                    2,858,654
                                                                  -----------
               FINANCIAL SERVICES 4.9% Block Financial Corp.
     816,000   8.500%, 04/15/07                                       956,598
               Countrywide Home Loan
     760,000   5.625%, 07/15/09                                       825,739
               General Electric Capital Corp.
     750,000   8.850%, 04/01/05                                       830,625
               General Electric Capital Corp.
               MTN, Ser A
      10,000   7.250%, 02/01/05                                        10,763
               XTRA, Inc. MTN, Ser C
     420,000   6.875%, 03/15/06                                       448,564
                                                                  -----------
                                                                    3,072,289
                                                                  -----------

               FOOD, BEVERAGE & TOBACCO 2.1%
               Conagra Foods, Inc.
     420,000   9.875%, 11/15/05                                       485,454
               Safeway, Inc.
     755,000   6.150%, 03/01/06                                       818,817
                                                                  -----------
                                                                    1,304,271
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               INSURANCE 5.6%
               AMBAC Financial Group, Inc.
  $  760,000   9.375%, 08/01/11                                   $   998,708
               General Reinsurance Corp.
     800,000   9.000%, 09/12/09                                     1,028,201
               John Hancock Financial Services
     645,000   5.625%, 12/01/08                                       708,390
               Radian Group, Inc.
     675,000   7.750%, 06/01/11                                       789,786
                                                                  -----------
                                                                    3,525,085
                                                                  -----------
               MEDICAL PRODUCTS & SERVICES 4.2%
               Cardinal Health, Inc.
     750,000   6.750%, 02/15/11                                       870,937
               Guidant Corp.
     755,000   6.150%, 02/15/06                                       816,220
               McKesson Corp.
     810,000   7.750%, 02/01/12                                       969,290
                                                                  -----------
                                                                    2,656,447
                                                                  -----------
               PERSONAL PRODUCTS 1.4%
               Avon Products, Inc.
     190,000   7.150%, 11/15/09                                       225,388
     600,000   6.550%, 08/01/07                                       675,601
                                                                  -----------
                                                                      900,989
                                                                  -----------
               PETROLEUM & FUEL PRODUCTS 3.9%
               ConocoPhillips
     670,000   6.375%, 03/30/09                                       761,740
               Marathon Oil Corp.
     800,000   9.375%, 02/15/12                                     1,041,000
               Seariver Maritime, Inc. (A)
   1,005,000   4.977%, 09/01/12                                       668,965
                                                                  -----------
                                                                    2,471,705
                                                                  -----------
               PHOTOGRAPHIC EQUIPMENT & SUPPLIES 1.6%
               Eastman Kodak Co. MTN, Ser A
     950,000   7.250%, 06/15/05                                     1,002,047
                                                                  -----------
               RETAIL 1.2%
               Limited Brands, Inc.
     700,000   6.125%, 12/01/12                                       762,629
                                                                  -----------


2

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                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

SHORT/INTERMEDIATE BOND FUND (CONTINUED)

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               RUBBER & PLASTIC 1.0%
               Clorox Co., Ser B
  $  110,000   7.250%, 03/01/07                                   $   126,972
               Reebok International Ltd.
     475,000   6.750%, 09/15/05                                       513,557
                                                                  -----------
                                                                      640,529
                                                                  -----------
               TELEPHONES & TELECOMMUNICATIONS 1.7%
               Verizon Communications
   1,000,000   6.360%, 04/15/06                                     1,100,000
                                                                  -----------
               TRANSPORTATION 1.6% Fedex Corp.
     880,000   7.800%, 08/01/06                                       989,868
                                                                  -----------
               UTILITIES & ELECTRICAL SERVICES 2.9% Allete, Inc.
     950,000   7.800%, 02/15/08                                     1,050,409
               TXU Electric Co.
     750,000   6.250%, 10/01/04                                       782,813
                                                                  -----------
                                                                    1,833,222
                                                                  -----------
Total Corporate Bonds
   (Cost $24,920,516)                                              26,189,224
                                                                  -----------


  U.S. TREASURY OBLIGATIONS 36.1%
               U.S. TREASURY NOTES 36.1%
   4,040,000   7.500%, 02/15/05                                     4,387,965
   3,850,000   7.250%, 05/15/04                                     3,997,532
   1,510,000   6.250%, 02/15/07                                     1,712,431
   2,700,000   6.000%, 08/15/09                                     3,119,661
   2,500,000   4.625%, 05/15/06                                     2,683,105
   1,025,000   4.375%, 08/15/12                                     1,068,762
   1,700,000   4.250%, 08/15/13                                     1,742,699
   1,120,000   3.625%, 05/15/13                                     1,099,306
   3,050,000   1.500%, 07/31/05                                     3,057,030
                                                                  -----------
                                                                   22,868,491
                                                                  -----------
Total U.S. Treasury Obligations
   (Cost $22,360,236)                                              22,868,491
                                                                  -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 20.7%
               FFCB 1.7%
   1,025,000   4.375%, 04/15/05                                     1,071,553
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               FHLB 4.2%
  $  750,000   5.450%, 01/12/09                                   $   829,523
   1,725,000   4.500%, 02/15/06                                     1,831,001
                                                                  -----------
                                                                    2,660,524
                                                                  -----------
               FHLMC 5.3%
     750,000   6.943%, 03/21/07                                       865,417
   2,300,000   5.500%, 09/15/11                                     2,518,339
                                                                  -----------
                                                                    3,383,756
                                                                  -----------
               FNMA 9.5%
      10,000   7.250%, 01/15/10                                        12,018
     780,000   6.000%, 05/15/08                                       879,731
   1,700,000   5.250%, 06/15/06                                     1,843,908
   1,000,000   5.250%, 01/15/09                                     1,094,630
   1,000,000   4.875%, 03/11/07                                     1,017,283
               FNMA MTN
   1,000,000   6.870%, 07/17/07                                     1,153,120
                                                                  -----------
                                                                    6,000,690
                                                                  -----------
Total U.S. Government Agency Obligations
   (Cost $12,793,073)                                              13,116,523
                                                                  -----------

 NUMBER OF
   SHARES
-----------

INVESTMENT COMPANY 0.7%
               Goldman Sachs Financial Square
     432,558   Funds, Treasury Obligations Fund                       432,558
                                                                  -----------
Total Investment Company
   (Cost $432,558)                                                    432,558
                                                                  -----------
Total Investments 98.9%
   (Cost $60,506,383)                                              62,606,796
                                                                  -----------
OTHER ASSETS AND LIABILITIES 1.1%
   Transfer agent and out of pocket fees payable                       (4,069)
   Other assets and liabilities, net                                  706,098
                                                                  -----------
Total Other Assets and Liabilities                                    702,029
                                                                  -----------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

SHORT/INTERMEDIATE BOND FUND (CONCLUDED)


                                                                     VALUE
                                                                  -----------



NET ASSETS:
Paid in capital of Institutional Class shares
   (authorized 50,000,000 -- $0.00001
   par value) based on 6,260,876
   outstanding shares of beneficial interest                      $62,454,383
Distributions in excess of net investment income                     (838,264)
Accumulated net realized loss on investments                         (407,707)
Net unrealized appreciation on investments                          2,100,413
                                                                  -----------
TOTAL NET ASSETS 100.0%                                           $63,308,825
                                                                  ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class                              $10.11
                                                                  ===========
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
Ltd. -- Limited
MTN -- Medium Term Note
Ser -- Series
(A) Zero Coupon Bond -- The rate reported on the Statement of Net Assets is the effective yield at time of purchase.


See Notes to Financial Statements.



4
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                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

INCOME FUND


  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

CORPORATE BONDS 39.8%
               AEROSPACE & DEFENSE 0.7%
               United Technologies Corp.
  $  575,000   6.500%, 06/01/09                                   $   664,844
                                                                  -----------
               BANKS 3.6%
               Bank One Corp.
   1,011,000   10.000%, 08/15/10                                    1,332,563
               Key Bank
     550,000   7.250%, 06/01/05                                       598,812
               Northern Trust Co.
     375,000   6.250%, 06/02/08                                       419,339
               SouthTrust Bank
     550,000   6.125%, 01/09/28                                       598,704
               Wells Fargo & Co.
     575,000   5.125%, 02/15/07                                       617,558
                                                                  -----------
                                                                    3,566,976
                                                                  -----------
               COMPUTERS, PRODUCTS & SERVICES 3.8%
               Dell Computer Corp.
   1,125,000   6.550%, 04/15/08                                     1,276,875
               Electronic Data Systems
     400,000   6.850%, 10/15/04                                       414,500
               First Data Corp.
   1,225,000   4.700%, 11/01/06                                     1,308,906
               Oracle Corp.
     700,000   6.910%, 02/15/07                                       794,500
                                                                  -----------
                                                                    3,794,781
                                                                  -----------
               FINANCIAL SERVICES 6.4%
               Block Financial Corp.
   1,200,000   8.500%, 04/15/07                                     1,406,762
               Countrywide Home Loan
               MTN, Ser K
     850,000   4.250%, 12/19/07                                       875,991
               General Electric Capital Corp.
   1,000,000   6.000%, 06/15/12                                     1,095,915
               Goldman Sachs Group, Inc.
   1,225,000   6.125%, 02/15/33                                     1,244,622
               Household Finance Corp.
     525,000   7.875%, 03/01/07                                       610,313
               XTRA, Inc. MTN, Ser C
   1,025,000   6.875%, 03/15/06                                     1,094,710
                                                                  -----------
                                                                    6,328,313
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               FOOD, BEVERAGE & TOBACCO 2.5%
               Anheuser-Busch Cos., Inc.
  $1,150,000   7.125%, 07/01/17                                   $ 1,315,313
               Conagra Foods, Inc.
   1,000,000   9.875%, 11/15/05                                     1,155,842
                                                                  -----------
                                                                    2,471,155
                                                                  -----------
               FOREIGN GOVERNMENTS 1.3%
               Province of Ontario
   1,275,000   3.282%, 03/28/08                                     1,283,474
                                                                  -----------
               GAS & NATURAL GAS 1.6%
               Laclede Group, Inc.
     550,000   6.500%, 11/15/10                                       625,625
               TXU Corp.
   1,000,000   6.375%, 02/01/04                                     1,012,496
                                                                  -----------
                                                                    1,638,121
                                                                  -----------
               INSURANCE 3.8%
               AMBAC Financial Group, Inc.
   1,250,000   9.375%, 08/01/11                                     1,642,611
               Chubb Corp.
     650,000   6.800%, 11/15/31                                       714,499
               General Reinsurance Corp.
   1,100,000   9.000%, 09/12/09                                     1,413,776
                                                                  -----------
                                                                    3,770,886
                                                                  -----------
               MEDICAL PRODUCTS & SERVICES 4.3%
               Bristol-Myers Squibb
     625,000   7.150%, 06/15/23                                       729,734
               Cardinal Health, Inc.
   1,250,000   6.750%, 02/15/11                                     1,451,562
               McKesson Corp.
   1,250,000   7.750%, 02/01/12                                     1,495,817
               Wyeth
     550,000   7.900%, 02/15/05                                       594,688
                                                                  -----------
                                                                    4,271,801
                                                                  -----------
               PERSONAL PRODUCTS 0.6%
               Avon Products, Inc.
     490,000   6.550%, 08/01/07                                       551,741
                                                                  -----------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

INCOME FUND (CONTINUED)

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               PETROLEUM & FUEL PRODUCTS 1.9%
               BJ Services Co., Ser B
  $  115,000   7.000%, 02/01/06                                   $   124,580
               BP Amoco Plc
     500,000   10.875%, 07/15/05                                      579,375
               Tosco Corp.
     950,000   8.125%, 02/15/30                                     1,224,312
                                                                  -----------
                                                                    1,928,267
                                                                  -----------

               PHOTOGRAPHIC EQUIPMENT & SUPPLIES 1.1%
               Eastman Kodak Co. MTN, Ser A
   1,050,000   7.250%, 06/15/05                                     1,107,526
                                                                  -----------
               RETAIL 4.0%
               Limited Brands, Inc.
   1,275,000   6.950%, 03/01/33                                     1,405,385
               Safeway, Inc.
   1,025,000   7.250%, 09/15/04                                     1,077,911
               Wal-Mart Stores
   1,400,000   8.500%, 09/15/24                                     1,536,500
                                                                  -----------
                                                                    4,019,796
                                                                  -----------
               TELEPHONES & TELECOMMUNICATIONS 1.3%
               Verizon Global Funding Corp.
   1,050,000   7.750%, 06/15/32                                     1,265,708
                                                                  -----------
               TRANSPORTATION 0.8%
               FedEx Corp.
     750,000   7.800%, 08/01/06                                       843,638
                                                                  -----------
               UTILITIES & ELECTRICAL SERVICES 2.1%
               Allete, Inc.
   1,175,000   7.800%, 02/15/08                                     1,299,190
               Union Electric
     650,000   6.750%, 05/01/08                                       742,625
                                                                  -----------
                                                                    2,041,815
                                                                  -----------
Total Corporate Bonds
   (Cost $37,451,858)                                              39,548,842
                                                                  -----------
U.S. TREASURY OBLIGATIONS 22.1%
               U.S. TREASURY NOTES 22.1%
   3,750,000   7.500%, 02/15/05                                     4,072,987
     750,000   6.125%, 08/15/07                                       854,295
   2,000,000   5.875%, 11/15/04                                     2,105,860
   1,000,000   5.750%, 11/15/05                                     1,087,500
   3,250,000   3.500%, 11/15/06                                     3,395,870

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

  $6,250,000   3.250%, 08/15/08                                   $ 6,380,369
   4,000,000   3.000%, 02/15/08                                     4,069,064
                                                                  -----------
                                                                   21,965,945
                                                                  -----------
Total U.S. Treasury Obligations
   (Cost $21,716,379)                                              21,965,945
                                                                  -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 21.1%
               FHLMC 3.6%
   3,502,420   5.000%, 05/01/18                                     3,589,707
                                                                  -----------
               FNMA 17.5%
   2,725,034   5.500%, 03/01/13                                     2,868,224
   2,891,475   5.000%, 04/01/13                                     2,994,039
   3,409,745   4.500%, 06/01/13                                     3,496,187
   3,279,698   4.500%, 05/01/18                                     3,309,549
   4,741,377   3.500%, 09/01/10                                     4,751,348
                                                                  -----------
                                                                   17,419,347
                                                                  -----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $20,959,761)                                              21,009,054
                                                                  -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 15.9%
               FHLB 5.8%
     750,000   4.500%, 02/15/06                                       796,087
   2,325,000   3.500%, 11/15/07                                     2,375,576
   2,550,000   1.875%, 06/15/06                                     2,538,464
                                                                  -----------
                                                                    5,710,127
                                                                  -----------
               FHLMC 3.9%
     760,000   6.943%, 03/21/07                                       876,956
   2,800,000   5.250%, 01/15/06                                     3,011,915
                                                                  -----------
                                                                    3,888,871
                                                                  -----------
               FNMA 6.2%
   2,550,000   7.125%, 01/15/30                                     3,131,578
   2,775,000   5.250%, 04/15/07                                     3,032,165
                                                                  -----------
                                                                    6,163,743
                                                                  -----------
Total U.S. Government Agency Obligations
   (Cost $15,172,127)                                              15,762,741
                                                                  -----------

6

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--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

INCOME FUND (CONCLUDED)

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

INVESTMENT COMPANY 0.4%
               Goldman Sachs Financial Square
     426,217   Funds, Treasury Obligations
               Fund                                               $   426,217
                                                                  -----------
Total Investment Company
   (Cost $426,217)                                                    426,217
                                                                  -----------
Total Investments 99.3%
   (Cost $95,726,342)                                              98,712,799
                                                                  -----------
OTHER ASSETS AND LIABILITIES 0.7%
   Transfer agent and out of pocket fees payable                       (6,026)
   Other assets and liabilities, net                                  744,697
                                                                  -----------
Total Other Assets and Liabilities                                    738,671
                                                                  -----------
NET ASSETS:
Paid in capital of Institutional Class shares
   (authorized 50,000,000 -- $0.00001
   par value) based on 9,788,343
   outstanding shares of beneficial interest                       97,638,438
Distributions in excess of net investment income                     (745,161)
Accumulated net realized loss on investments                         (428,264)
Net unrealized appreciation on investments                          2,986,457
                                                                  -----------
TOTAL NET ASSETS 100.0%                                           $99,451,470
                                                                  ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class                              $10.16
                                                                  ===========
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Plc -- Public limited company
Ser -- Series


See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

NEBRASKA TAX-FREE FUND

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

MUNICIPAL BONDS 98.3%
               NEBRASKA 98.3%
               Columbus County, BAN, GO
  $  500,000   2.900%, 10/15/04                                   $   504,610
               Dakota County, School
               District No. 011, GO, FSA
   1,400,000   5.250%, 12/15/22                                     1,470,182
               Dawson County, School
               District No. 020, GO, MBIA
   2,000,000   5.350%, 12/15/26                                     2,075,500
     400,000   4.850%, 12/15/13                                       423,408
               Dodge County, School
               District No. 001, GO, FSA
     880,000   5.600%, 12/15/17                                       991,391
   1,715,000   5.450%, 12/15/15                                     1,919,342
               Douglas County, Henry Doorly
               Zoo Facility, RB Ref
   1,000,000   5.875%, 09/01/14                                     1,117,750
               Douglas County, School
               District No. 001, GO Ref
     500,000   5.000%, 06/15/09                                       563,395
   1,960,000   5.000%, 06/15/10                                     2,196,317
   1,000,000   5.000%, 06/15/11                                     1,114,900
               Douglas County, School
               District No. 001, Ser B, GO
     440,000   4.900%, 12/15/17                                       464,552
               Grand Island, Sanitation
               Sewer, RB Ref, FSA
     575,000   3.750%, 04/01/11                                       594,429
               Hastings, Electric Systems,
               RB Ref
     875,000   5.000%, 01/01/07                                       899,500
               Hastings, Electric Systems,
               RB Ref, FSA
     500,000   5.000%, 01/01/16                                       536,840
   1,000,000   5.000%, 01/01/19                                     1,050,180
     155,000   3.750%, 01/01/05                                       160,100
               Lancaster County, Hospital
               Authority, Bryanlgh Medical
               Center Project, Ser A, RB, AMBAC
     855,000   5.000%, 06/01/19                                       898,297
               Lancaster County, School
               District No. 001, Lincoln Public
               School District, GO Ref
   1,185,000   5.000%, 01/15/13                                     1,315,362

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               Lancaster County, School
               District No. 001, Lincoln
               Public Schools, GO
  $1,480,000   5.250%, 07/15/17                                   $ 1,609,559
   2,000,000   5.250%, 07/15/18                                     2,157,920
               Lincoln County, School
               District No. 001, GO, FSA
     250,000   4.850%, 12/15/12                                       257,973
               Lincoln, Electric System,
               Power Supply Facility, RB
   3,000,000   5.000%, 09/01/18                                     3,177,000
     580,000   4.000%, 09/01/10                                       615,966
               Lincoln, Electric System,
               Power Supply Facility, Ser A, RB
   2,000,000   4.600%, 09/01/11                                     2,145,600
               Lincoln, Electric System, RB Ref
   1,000,000   5.000%, 09/01/21                                     1,041,050
               Lincoln, Electric Systems,
               Ser A, RB
     205,000   5.300%, 09/01/09                                       209,225
               Lincoln, GO
     500,000   3.000%, 06/15/12                                       475,485
     500,000   2.800%, 06/15/11                                       479,005
               Lincoln, North Haymarket
               Redevelopment Project, TA Ref
     160,000   3.750%, 11/15/04                                       160,499
     115,000   3.650%, 11/15/03                                       115,346
               Lincoln, Parking Facility,
               Ser A, RB Ref
   3,040,000   5.375%, 08/15/14                                     3,341,082
               Lincoln, Tax-supported Antelope
               Project, RB
     855,000   5.000%, 09/15/15                                       935,892
     815,000   4.500%, 09/15/14                                       862,735
               Nebraska State, American Public
               Energy Agency, Ser C, RB, AMBAC
     440,000   4.000%, 09/01/06                                       471,605
               Nebraska State, Educational
               Finance Authority, RB Ref, RADIAN
   1,000,000   5.150%, 04/01/22                                     1,032,090
               Nebraska State, Educational
               Finance Authority, Creighton
               University Project, RB, AMBAC
     920,000   5.950%, 01/01/11                                     1,008,569

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

NEBRASKA TAX-FREE FUND (CONTINUED)

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               Nebraska State, Educational
               Finance Authority, Creighton
               University Project, Ser A,
               RB Ref, AMBAC
  $2,660,000   5.000%, 09/01/09                                   $ 3,008,992
               Nebraska State, Municipal
               Energy Agency, Ser A, RB
               Ref, AMBAC
   1,000,000   5.250%, 04/01/16                                     1,105,470
     500,000   5.000%, 04/01/14                                       547,145
     500,000   5.000%, 04/01/15                                       544,860
               Nebraska State, Netc Facilities
               Corp., RB
   1,000,000   4.500%, 04/01/09                                     1,086,360
               Nebraska State, Public Power
               District, Electric System, Ser A,
               RB, MBIA Pre-Refunded
               @ 101 (A)
   1,000,000   5.250%, 01/01/05                                     1,062,775
               Nebraska State, Public Power
               District, Power Supply System,
               Ser A, RB, MBIA
   1,400,000   5.250%, 01/01/07                                     1,554,322
               Nebraska State, Public Power
               District, Power Supply System,
               Ser B, RB, MBIA
   3,425,000   5.250%, 01/01/10                                     3,837,302
               Nebraska State, Public Power
               Supply District, Ser A, RB,
               MBIA Pre-Refunded @ 101 (A)
   1,000,000   5.250%, 01/01/05                                     1,062,290
               Nebraska State, Utility Corp.,
               Lincoln Project, RB
   1,000,000   5.250%, 01/01/23                                     1,048,460
               Norris, Public Power Distribution
               Electric, Ser B, RB Ref, FSA
     525,000   2.450%, 01/01/09                                       524,801
               O'Neill, Hospital Authority,
               St. Anthony's Hospital Project, RB
   2,515,000   6.250%, 09/01/12                                     2,672,841
               Omaha Convention Hotel
               Corp., Convention Center
               1st Tier, Ser A, RB, AMBAC
   1,000,000   5.500%, 04/01/16                                     1,131,270

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               Omaha, Douglas Public
               Building, GO
  $1,500,000   5.100%, 05/01/20                                   $ 1,563,150
               Omaha, GO
   1,300,000   4.850%, 12/01/14                                     1,406,730
               Omaha, GO Ref
   2,285,000   5.000%, 12/01/10                                     2,591,281
   1,440,000   5.000%, 12/01/11                                     1,613,606
     705,000   5.000%, 12/01/12                                       787,823
               Omaha, Housing Authority,
               Timbercreek Apartments, RB
               1,215,000 5.150%, 11/20/22                           1,234,088
               Omaha, Public Power
               District, Electric System,
               Ser B, RB, ETM
   2,000,000   5.900%, 02/01/06                                     2,211,200
   2,000,000   5.700%, 02/01/04                                     2,031,320
               Omaha, Public Power
               District, Ser B, RB
   1,000,000   4.500%, 02/01/08                                     1,093,180
               Omaha, School District, GO Ref
   2,000,000   4.550%, 12/15/12                                     2,041,920
               Omaha, Special Obligation,
               Riverfront Redevelopment
               Project, Ser A, RB
     580,000   4.500%, 02/01/11                                       626,191
     570,000   4.375%, 02/01/10                                       616,523
     250,000   4.250%, 02/01/09                                       269,820
               Omaha, Stadium Facilities Corp.,
               Rosenblatt Stadium Project, RB
   1,635,000   5.250%, 11/01/16                                     1,806,119
               Papillion-la Vista, School
               District No. 027, GO
   1,000,000   4.900%, 12/01/22                                     1,012,480
               Phelps County, Hospital
               Authority, Phelps Memorial
               Health Center Project, Ser B, RB
   2,000,000   4.750%, 07/01/12                                     2,018,980
               Phelps County, Leasing
               Corp., County Correctional
               Facility Project, RB
     380,000   5.450%, 09/15/22                                       396,408
               Seward, GO
     170,000   5.100%, 02/15/22                                       173,308
     180,000   5.100%, 02/15/23                                       182,790

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

NEBRASKA TAX-FREE FUND (CONCLUDED)

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               University of Nebraska, Deferred
               Maintenance Project, RB
  $2,000,000   5.250%, 07/15/07                                   $ 2,238,740
   1,940,000   5.250%, 07/15/09                                     2,170,103
   1,000,000   5.250%, 07/15/10                                     1,115,750
               University of Nebraska, Medical
               Center Project, RB Pre-Refunded
               @ 100 (A)
   3,000,000   5.250%, 07/01/05                                     3,219,900
               University of Nebraska, Medical
               Center Research Project, RB
   1,000,000   5.000%, 02/15/12                                     1,103,640
   1,000,000   4.750%, 02/15/10                                     1,097,630
                                                                  -----------
                                                                   92,202,224
                                                                  -----------
Total Municipal Bonds
   (Cost $87,003,989)                                              92,202,224
                                                                  -----------

  NUMBER OF
   SHARES
-----------

INVESTMENT COMPANY 0.9%
               Goldman Sachs
               Financial Square Funds,
     863,165   Tax-Free Money Market Fund                             863,165
                                                                  -----------
Total Investment Company
   (Cost $863,165)                                                    863,165
                                                                  -----------
Total Investments 99.2%
   (Cost $87,867,154)                                              93,065,389
                                                                  -----------
OTHER ASSETS AND LIABILITIES 0.8%
   Transfer agent and out of pocket fees payable                       (5,749)
   Other assets and liabilities, net                                  738,749
                                                                  -----------
Total Other Assets and Liabilities                                    733,000
                                                                  -----------

                                                                     VALUE
                                                                  -----------
NET ASSETS:
Paid in capital of Institutional Class shares
   (authorized 50,000,000 -- $0.00001
   par value) based on 9,128,496
   outstanding shares of beneficial interest                      $88,312,973
Accumulated net realized gain on investments                          287,181
Net unrealized appreciation on investments                          5,198,235
                                                                  -----------
TOTAL NET ASSETS 100.0%                                           $93,798,389
                                                                  ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class                              $10.28
                                                                  ===========
AMBAC -- American Municipal Bond Assurance Corporation
BAN -- Bond Anticipation Note
ETM -- Escrowed to Maturity
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ref --- Refunding
Ser -- Series
TA -- Tax Allocation
(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.


See Notes to Financial Statements.

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

COLORADO TAX-FREE FUND

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

MUNICIPAL BONDS 97.9%
               COLORADO 97.9%
               Adams County, School
               District No. 1, GO Pre-
               Refunded @ 100 (A)
  $   50,000   4.850%, 12/01/03                                   $    50,316
               Arapahoe County, School
              District No. 5 Bus Project,
               COP, MBIA
     100,000   3.800%, 12/15/10                                       105,216
               Arrowhead Metropolitan
               District, GO Ref, MBIA
     250,000   4.650%, 12/01/14                                       266,637
               Arvada, Sales & Use Tax,
               RB Ref, FGIC
     200,000   3.500%, 12/01/13                                       198,500
               Aspen, Ser A, GO Ref
      50,000   5.500%, 12/01/08                                        50,816
               Aurora, GO
      75,000   4.650%, 12/01/11                                        80,767
               Berthoud, Fire Protection
               District, GO, AMBAC
     120,000   4.600%, 12/01/13                                       128,528
               Boulder County, Open Space
               Capital Improvement, RB
     155,000   4.250%, 07/15/10                                       166,909
               Boulder County, University
               Corp. for Atmospheric Research,
               RB Ref, MBIA
     600,000   4.200%, 09/01/13                                       625,086
               Boulder Valley, School
               District RE2, GO Ref, FGIC
     250,000   4.750%, 12/01/09                                       274,032
               Boulder, Larimer & Weld Counties,
               School District RE1J, GO, FGIC
     300,000   4.875%, 12/15/11                                       323,313
               Boulder, Open Space Acquisition
               Authority, GO Ref
     100,000   4.350%, 08/15/08                                       107,810
               Boulder, Water & Sewer
               Authority, RB
     500,000   4.000%, 12/01/11                                       528,255
               Burlington, School
               District RE006J, GO, FSA
     285,000   4.150%, 12/01/08                                       310,448

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               Clear Creek, School
               District RE1, GO Ref, FSA
  $  300,000   4.300%, 12/01/13                                   $   316,596
               Clear Creek, School
               District RE1, GO, FSA
     200,000   5.500%, 12/01/09                                       232,566
               Colorado Springs, Ser A,
               GO Ref
      50,000   4.900%, 09/01/05                                        50,165
               Colorado Springs, Utility System,
               Sub-Lien, Improvement Facilities,
               Ser A, RB
     190,000   4.625%, 11/15/13                                       199,236
               Colorado, Department of
               Transportation, Ser A, RAN, MBIA
     250,000   4.500%, 06/15/13                                       268,597
     300,000   4.300%, 06/15/11                                       321,342
               Colorado, Department of
               Transportation, RAN
     400,000   4.250%, 06/15/13                                       420,612
               Colorado, Educational & Cultural
               Facilities, University of Northern
               Colorado Student Housing,
               Ser A, RB, MBIA
     250,000   4.350%, 07/01/12                                       264,852
               Colorado, Regional Transportation
               District, Sales Tax, Ser A, RB, FGIC
     145,000   4.500%, 11/01/10                                       158,884
               Colorado, School of Mines
               Auxiliary Facilities Enterprise,
               Ser A, RB, MBIA
     150,000   5.000%, 12/01/10                                       164,104
               Colorado, School of Mines
               Auxiliary Facilities, Refunding &
               Improvement Authority, RB,
               MBIA Partially Pre-Refunded (A)
      50,000   4.875%, 12/01/03                                        50,246
               Colorado, Water Resources &
               Power Development Authority,
               Clean Water, Ser 1999A, RB
               Ref, ETM
       5,000   4.625%, 09/01/07                                         5,527
               Colorado, Water Resources &
               Power Development Authority,
               Clean Water, Ser 2001A, RB
     250,000   5.000%, 09/01/12                                       277,587

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

COLORADO TAX-FREE FUND (CONTINUED)

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               Colorado, Water Resources &
               Power Development Authority,
               Drinking Water, Ser 2000A, RB
  $  250,000   5.000%, 09/01/10                                   $   282,847
               Colorado, Water Resources &
               Power Development Authority,
               Louisville Project, Ser A, RB, MBIA
     300,000   3.000%, 12/01/13                                       280,893
               Colorado, Water Resources &
               Power Development Authority,
               Small Water, Ser 1993A, RB
               Ref, FGIC
      50,000   4.650%, 11/01/04                                        50,100
               Colorado, Water Resources &
               Power Development Authority,
               Small Water, Ser 1997A, RB, FGIC
     150,000   5.450%, 11/01/12                                       169,467
               Colorado, Water Resources &
               Power Development Authority,
               Small Water, Ser 1998B, RB, FGIC
     300,000   4.550%, 11/01/12                                       318,834
               Colorado, Water Resources &
               Power Development Authority,
               Small Water, Ser 2001A, RB, FGIC
     300,000   4.300%, 11/01/12                                       317,463
               Denver (City & County),
               Auditorium Theatre & Zoo,
               Ser A, GO
     300,000   3.300%, 08/01/12                                       296,892
               Denver (City & County), Board
               Water Commission, Ser A, GO Ref
     300,000   4.300%, 09/01/12                                       317,781
               Denver (City & County), COP,
               Ser B, AMBAC Pre-Refunded
               @ 101 (A)
     150,000   5.000%, 12/01/10                                       171,452
               Denver (City & County), Water,
               GO Ref
     150,000   4.900%, 10/01/09                                       163,724
               Denver, Convention Center, Hotel
               Authority, Ser A, RB, XLCA
     300,000   3.250%, 12/01/14                                       278,508
               Douglas & Elbert Counties,
               School District RE1, GO
     300,000   4.500%, 12/15/09                                       331,515

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               Douglas County, Sales & Use Tax,
               RB, MBIA
  $  100,000   5.250%, 10/15/07                                   $   110,327
               El Paso County,  School
               District No. 2, UT GO, MBIA
     100,000   3.750%, 12/01/12                                       102,211
               El Paso County, School
               District No. 2, UT GO, MBIA
      25,000   4.000%, 12/01/11                                        26,339
               El Paso County, School
               District No. 2, UT GO Ref, MBIA
     200,000   4.500%, 12/01/09                                       221,248
               El Paso County, School
               District No. 38, UT GO Ref
     250,000   5.000%, 12/01/16                                       266,755
               El Paso County, School District
               No. 49, Ser A, UT GO, FSA
      45,000   3.850%, 12/01/06                                        48,339
               Evergreen, Park & Recreation
               District, LT GO, AMBAC
     130,000   5.000%, 12/01/11                                       144,438
               Fort Collins, Stormwater Utility
               Enterprise, Storm Drain, RB, FSA
      20,000   4.750%, 12/01/10                                        21,965
               Fort Collins, Stormwater Utility
               Enterprise, Storm Drain, Refunding
               & Improvement, RB, AMBAC
     150,000   5.000%, 12/01/10                                       164,105
               Glenwood Springs, Sales & Use
               Tax, Refunding & Improvement,
               RB, MBIA
     100,000   4.150%, 10/01/09                                       108,427
               Golden, Sales & Use Tax,
               Improvement, Ser B, RB, AMBAC
     300,000   5.375%, 12/01/15                                       338,562
               Golden, Sales & Use Tax,
               Improvement, Ser C, RB, AMBAC
     100,000   4.800%, 12/01/12                                       109,402
               Grand Lake, Fire Protection
               District, Ser 2001, UT GO, AMBAC
     100,000   4.450%, 12/01/11                                       107,615
               Jefferson County, Open Space
               Sales Tax, RB, AMBAC
     500,000   5.000%, 11/01/15                                       543,295
               La Plata County, School
               District No. 9-R, UT GO Ref, MBIA
     100,000   5.150%, 11/01/09                                       110,842

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

COLORADO TAX-FREE FUND (CONTINUED)

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               Lakewood, Sales & Use Tax,
               RB Ref
  $  250,000   4.650%, 12/01/11                                   $   267,778
               Larimer County, School
               District No. R-1, UT GO, FGIC
     350,000   4.600%, 12/15/10                                       386,285
               Larimer County, School
               District No. R-1, UT GO Ref
     300,000   5.250%, 12/15/12                                       332,193
               Longmont, Sales & Use Tax,
               RB, AMBAC
     250,000   4.300%, 11/15/11                                       268,558
               Mesa County, School
               District No. 051, UT GO, MBIA
     150,000   5.100%, 12/01/08                                       167,990
               Parker, Water & Sanitation
               District, RB Ref, FGIC
     115,000   4.500%, 10/01/08                                       126,844
               Platte River, Power Authority,
               Ser DD, RB, MBIA
     155,000   5.000%, 06/01/08                                       174,156
               Platte River, Power Authority,
               Ser EE, RB
     300,000   4.125%, 06/01/11                                       316,455
               Pueblo County, School District
               No. 070, Ser B, UT GO, MBIA
               Pre-Refunded @ 100 (A)
      25,000   5.200%, 12/01/05                                        27,183
               Pueblo County, School District
               No. 070, UT GO Ref, AMBAC
      50,000   4.650%, 12/01/07                                        55,434
               Pueblo County, School District
               No. 070, UT GO Ref, FGIC
     300,000   4.300%, 12/01/13                                       315,000
               Pueblo, Waterworks Improvement,
               Ser A, RB, FSA
     300,000   5.250%, 11/01/09                                       344,046
               Summitt County, School District
               No. RE1, UT GO Ref, FSA
     300,000   4.500%, 12/01/09                                       331,872
               Teller County, Library District,
               UT GO, AMBAC
     130,000   4.650%, 12/01/12                                       140,846

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

               Thornton, Open Space & Parks,
               Sales & Use Tax, RB, FSA
  $  300,000   5.000%, 09/01/14                                   $   326,583
               Thornton, Water Authority,
               UT GO Ref, FSA
     200,000   3.375%, 12/01/10                                       204,936
               Thornton, COP, AMBAC
     220,000   3.500%, 12/01/09                                       230,925
               University of Colorado, Enterprise
               System, Ser B, RB
     300,000   4.500%, 06/01/13                                       321,480
               Widefield, Water & Sanitation
               District, Refunding & Improvement,
               Ser A, RB, MBIA
     150,000   5.550%, 12/01/10                                       170,423
               Wray, Community Hospital
               District, UT GO Ref, AMBAC
     250,000   4.950%, 10/15/10                                       257,500
      50,000   4.650%, 10/15/07                                        51,859
                                                                  -----------
                                                                   16,168,639
                                                                  -----------
Total Municipal Bonds
   (Cost $15,113,791)                                              16,168,639
                                                                  -----------

  NUMBER OF
   SHARES
-----------

INVESTMENT COMPANY 1.2%
               Goldman Sachs
               Financial Square Funds,
     195,078   Tax-Free Money Market Fund                             195,078
                                                                  -----------
Total Investment Company
   (Cost $195,078)                                                    195,078
                                                                  -----------
Total Investments 99.1%
   (Cost $15,308,869)                                              16,363,717
                                                                  -----------
OTHER ASSETS AND LIABILITIES 0.9%
   Transfer agent and out of pocket fees payable                       (5,771)
   Other assets and liabilities, net                                  160,552
                                                                  -----------
Total Other Assets and Liabilities                                    154,781
                                                                  -----------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

COLORADO TAX-FREE FUND (CONCLUDED)

                                                                     VALUE
                                                                   ----------



NET ASSETS:
Paid in capital of Institutional Class shares
 (authorized 50,000,000 -- $0.00001
   par value) based on 1,564,940
   outstanding shares of beneficial interest                      $15,322,123
Accumulated net realized gain on investments                          141,527
Net unrealized appreciation on investments                          1,054,848
                                                                  -----------
TOTAL NET ASSETS 100.0%                                           $16,518,498
                                                                  ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class                              $10.56
                                                                  ===========
AMBAC -- American Municipal Bond Assurance Corporation
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
LT -- Limited Tax
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ref --- Refunding
Ser -- Series
UT -- Unlimited Tax
XLCA -- XLCapital
(A) Pre-Refunded Security -- the maturity date shown is the pre-funded date.


See Notes to Financial Statements.

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

BALANCED FUND

  NUMBER OF
   SHARES                                                             VALUE
-----------                                                       -----------

COMMON STOCK 63.8%
               AEROSPACE & DEFENSE 1.8%
       9,000   Alliant Techsystems, Inc.*                         $   432,450
                                                                  -----------
               BROADCASTING, NEWSPAPERS & ADVERTISING 2.4%
               Univision Communications, Inc.,
       8,000   Cl A*                                                  255,440
      10,000   Utstarcom, Inc.*                                       318,100
                                                                  -----------
                                                                      573,540
                                                                  -----------
               BUILDING & CONSTRUCTION 2.2%
       7,000   Chicago Bridge & Iron Co.                              190,120
      11,000   Toll Brothers, Inc.*                                   334,620
                                                                  -----------
                                                                      524,740
                                                                  -----------
               CHEMICALS 3.4%
       2,500   Praxair, Inc.                                          154,875
       7,000   Scotts Co., Cl A*                                      382,900
       5,000   Sigma-Aldrich Corp.                                    259,700
                                                                  -----------
                                                                      797,475
                                                                  -----------
               COMMERCIAL SERVICES 1.3%
       3,400   EMCOR Group, Inc.*                                     144,670
       7,000   Pre-Paid Legal Services, Inc.*                         163,940
                                                                  -----------
                                                                      308,610
                                                                  -----------
               COMMUNICATIONS EQUIPMENT 2.7%
               L-3 Communications
       7,000   Holdings, Inc.*                                        302,750
      14,000   Plantronics, Inc.*                                     334,180
                                                                  -----------
                                                                      636,930
                                                                  -----------
               COMPUTERS, PRODUCTS & SERVICES 8.1%
       4,000   Adobe Systems, Inc.                                    157,040
      11,000   Cerner Corp.*                                          339,570
      14,500   Checkfree Corp.*                                       290,000
      17,000   Citrix Systems, Inc.*                                  375,360
               Cognizant Technology
       9,000   Solutions Corp.*                                       328,230
      10,000   Jack Henry & Associates, Inc.                          173,900
       4,000   Symantec Corp.*                                        252,080
                                                                  -----------
                                                                    1,916,180
                                                                  -----------

  NUMBER OF
   SHARES                                                             VALUE
-----------                                                       -----------

               CONSULTING SERVICES 2.0%
      14,000   FTI Consulting, Inc.*                              $   242,900
       6,500   MAXIMUS, Inc.*                                         223,925
                                                                  -----------
                                                                      466,825
                                                                  -----------
               EDUCATIONAL SERVICES 0.7%
       3,000   Corinthian Colleges, Inc.*                             171,480
                                                                  -----------
               ENVIRONMENTAL SERVICES 1.5%
      10,000   Waste Connections, Inc.*                               350,900
                                                                  -----------
               FINANCIAL SERVICES 5.4%
       3,000   BlackRock, Inc./New York                               147,000
       8,500   Doral Financial Corp.                                  399,500
               Federated Investors,
       5,500   Inc., Cl B                                             152,350
               Investors Financial
      12,000   Services Corp.                                         376,800
               National Commerce
       8,000   Financial Corp.                                        199,040
                                                                  -----------
                                                                    1,274,690
                                                                  -----------
               FOOD, BEVERAGE & TOBACCO 4.2%
      12,000   Constellation Brands, Inc., Cl A*                      365,880
       9,000   Dean Foods Co.*                                        279,270
      17,000   Pepsi Bottling Group, Inc.                             349,860
                                                                  -----------
                                                                      995,010
                                                                  -----------
               INSURANCE 6.2%
       7,000   MBIA, Inc.                                             384,790
       6,000   MGIC Investment Corp.                                  312,420
       7,000   Triad Guaranty, Inc.*                                  343,560
       5,500   XL Capital Ltd., Cl A                                  425,920
                                                                  -----------
                                                                    1,466,690
                                                                  -----------

               LEISURE & RECREATION 4.0%
       8,000   Harrah's Entertainment, Inc.                           336,880
      11,600   International Game Technology                          326,540
       8,000   Multimedia Games, Inc.*                                291,120
                                                                  -----------
                                                                      954,540
                                                                  -----------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

BALANCED FUND (CONTINUED)

 NUMBER  OF
   SHARES                                                             VALUE
-----------                                                       -----------

               MEDICAL PRODUCTS & SERVICES 3.5%
       8,000   Medimmune, Inc.*                                   $   264,080
      10,000   Mylan Laboratories                                     386,500
       2,400   Stryker Corp.                                          180,744
                                                                  -----------
                                                                      831,324
                                                                  -----------
               MOTORCYCLES, BICYCLES & PARTS 1.6%
       8,000   Harley-Davidson, Inc.                                  385,600
                                                                  -----------
               PETROLEUM & FUEL PRODUCTS 4.5%
       4,650   Apache Corp.                                           322,431
      13,000   Evergreen Resources, Inc.*                             351,000
       6,500   Occidental Petroleum Corp.                             228,995
       9,700   Varco International, Inc.*                             164,027
                                                                  -----------
                                                                    1,066,453
                                                                  -----------
               PROFESSIONAL SERVICES 1.2%
       6,000   Jacobs Engineering Group, Inc.*                        270,600
                                                                  -----------
               RETAIL 3.0%
       9,000   Darden Restaurants, Inc.                               171,000
       7,500   Lowe's Cos., Inc.                                      389,250
       5,000   Starbucks Corp.*                                       144,000
                                                                  -----------
                                                                      704,250
                                                                  -----------
               SEMI-CONDUCTORS & INSTRUMENTS 1.1%
      17,000   Nvidia Corp.*                                          270,487
                                                                  -----------
               STEEL PIPES & TUBES 0.6%
       3,000   Nucor Corp.                                            137,640
                                                                  -----------
               TRANSPORTATION 2.4%
      10,000   Carnival Corp.                                         328,900
      10,000   Swift Transportation Co., Inc.*                        226,900
                                                                  -----------
                                                                      555,800
                                                                  -----------
Total Common Stock
   (Cost $13,547,878)                                              15,092,214
                                                                  -----------

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

U.S. TREASURY OBLIGATIONS 19.6%
               U.S. TREASURY NOTES 19.6%
  $1,000,000   6.000%, 08/15/09                                   $ 1,155,430
   1,000,000   5.750%, 11/15/05                                     1,087,500
     550,000   4.875%, 02/15/12                                       595,225
     250,000   4.375%, 08/15/12                                       260,674
     500,000   4.250%, 08/15/13                                       512,558
     900,000   3.625%, 05/15/13                                       883,371
     150,000   3.250%, 08/15/08                                       153,129
                                                                  -----------
                                                                    4,647,887
                                                                  -----------
Total U.S. Treasury Obligations
   (Cost $4,554,895)                                                4,647,887
                                                                  -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS 7.9%
               FFCB 0.3%
               FFCB MTN
      50,000   6.060%, 05/28/13                                        56,753
                                                                  -----------
               FHLB 1.4%
     125,000   4.500%, 11/14/08                                       132,423
     200,000   2.625%, 07/15/08                                       195,608
                                                                  -----------
                                                                      328,031
                                                                  -----------
               FHLMC 3.9%
     150,000   5.125%, 10/15/08                                       163,381
     200,000   4.500%, 07/15/13                                       201,965
     300,000   3.625%, 09/15/08                                       305,629
     250,000   3.200%, 05/21/08                                       250,626
                                                                  -----------
                                                                      921,601
                                                                  -----------
               FNMA 2.3%
     125,000   7.250%, 01/15/10                                       150,218
     100,000   4.375%, 03/15/13                                       100,321
     300,000   3.250%, 08/15/08                                       301,934
                                                                  -----------
                                                                      552,473
                                                                  -----------
Total U.S. Government Agency Obligations
   (Cost $1,790,338)                                                1,858,858
                                                                  -----------

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

BALANCED FUND (CONCLUDED)

  PRINCIPAL
   AMOUNT                                                            VALUE
-----------                                                       -----------

CORPORATE      BONDS 7.6% AUTOMOTIVE 1.1%
               General Motors Corp.
   $ 250,000   7.125%, 07/15/13                                   $   262,243
                                                                  -----------
               FINANCIAL SERVICES 3.7% CIT Group, Inc.
     100,000   4.000%, 05/08/08                                       102,144
               Citigroup, Inc.
     100,000   7.250%, 10/01/10                                       118,448
               Ford Motor Credit Co.
     100,000   7.375%, 02/01/11                                       105,125
               GATX Capital Corp.
     100,000   7.750%, 12/01/06                                       106,335
               Household Finance Corp.
     100,000   7.000%, 05/15/12                                       115,380
               National Rural Utilities
     200,000   5.700%, 01/15/10                                       219,500
               Rio Tinto Financial
     125,000   2.625%, 09/30/08                                       121,022
                                                                  -----------
                                                                      887,954
                                                                  -----------
               TELEPHONES & TELECOMMUNICATIONS 1.3%
               Vodafone Group Plc
     250,000   7.750%, 02/15/10                                       301,687
                                                                  -----------
               UTILITIES & ELECTRICAL SERVICES 1.5% Boston Edison Co.
     150,000   7.800%, 05/15/10                                       183,457
               Union Electric
      50,000   6.750%, 05/01/08                                        57,125
               Wisconsin Energy Corp.
     100,000   6.500%, 04/01/11                                       111,997
                                                                  -----------
                                                                      352,579
                                                                  -----------
Total Corporate Bonds
   (Cost $1,646,954)                                                1,804,463
                                                                  -----------


  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------
INVESTMENT COMPANY 0.6%
               Goldman Sachs Financial
               Square Funds, Treasury
     148,300   Obligations Fund                                   $   148,300
                                                                  -----------
Total Investment Company
   (Cost $148,300)                                                    148,300
                                                                  -----------
Total Investments 99.5%
   (Cost $21,688,365)                                              23,551,722
                                                                  -----------
OTHER ASSETS AND LIABILITIES 0.5%
Transfer agent and out of pocket fees payable                          (4,552)
Other assets and liabilities, net                                     122,241
                                                                  -----------
Total Other Assets and Liabilities                                    117,689
                                                                  -----------
NET ASSETS:
Paid in capital of Institutional Class shares
   (authorized 50,000,000 -- $0.00001
   par value) based on 2,284,998
   outstanding shares of beneficial interest                       24,500,470
Undistributed net investment income                                     3,829
Accumulated net realized loss on investments                       (2,698,245)
Net unrealized appreciation on investments                          1,863,357
                                                                  -----------
TOTAL NET ASSETS 100.0%                                           $23,669,411
                                                                  ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class                              $10.36
                                                                  ===========
* Non-income producing security
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
Ltd. -- Limited
MTN -- Medium Term Note
Plc -- Public limited company


See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

CORE EQUITY FUND

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

COMMON STOCK 94.8%
               BANKS 5.6%
      29,000   Bank of America Corporation                       $  2,263,160
      29,000   Bank One Corporation                                 1,120,850
      24,000   FleetBoston Financial Corporation                      723,600
      52,500   National City Corporation                            1,546,650
                                                                 ------------
                                                                    5,654,260
                                                                 ------------
               BROADCASTING, NEWSPAPERS &
               ADVERTISING 3.3%
      32,500   Gannett Co., Inc.                                    2,520,700
      11,500   Omnicom Group                                          826,275
                                                                 ------------
                                                                    3,346,975
                                                                 ------------
               BUILDING & CONSTRUCTION 0.6%
      25,000   Masco Corporation                                      612,000
                                                                 ------------
               CHEMICALS 1.7%
      38,500   Air Products and Chemicals, Inc.                     1,736,350
                                                                 ------------
               COMMUNICATIONS EQUIPMENT 0.6%
      50,000   Motorola, Inc.                                         598,500
                                                                 ------------
               COMPUTERS, PRODUCTS & SERVICES 9.7%
     110,500   Hewlett-Packard Co.                                  2,139,280
               International Business Machines
      12,500   Corporation                                          1,104,125
      46,500   Microsoft Corporation                                1,292,235
      96,000   NCR Corporation*                                     3,042,240
     110,000   Sanmina-SCI Corporation*                             1,067,000
      62,500   Vishay Intertechnology, Inc.*                        1,095,000
                                                                 ------------
                                                                    9,739,880
                                                                 ------------
               CONTAINERS & PACKAGING 2.3%
     103,000   Sonoco Products Company                              2,260,850
                                                                 ------------
               DATA PROCESSING 3.1%
      35,000   Concord Incorporated*                                  478,450
      67,000   First Data Corporation                               2,677,320
                                                                 ------------
                                                                    3,155,770
                                                                 ------------
               FINANCIAL SERVICES 3.7%
      28,000   Fannie Mae                                           1,965,600
      34,000   Freddie Mac                                          1,779,900
                                                                 ------------
                                                                    3,745,500
                                                                 ------------

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

               FOOD, BEVERAGE & TOBACCO 5.6%
      41,000   H.J. Heinz Company                                $  1,405,480
      35,000   Kraft Foods Incorporated, Cl A                       1,032,500
      70,500   PepsiCo, Inc.                                        3,231,015
                                                                 ------------
                                                                    5,668,995
                                                                 ------------
               HOUSEHOLD PRODUCTS 2.5%
     118,000   Newell Rubbermaid, Inc.                              2,557,060
                                                                 ------------
               INDUSTRIAL MACHINERY 5.8%
      55,500   Ingersoll-Rand Company, Cl A                         2,965,920
      65,000   Parker Hannifin Corporation                          2,905,500
                                                                 ------------
                                                                    5,871,420
                                                                 ------------
               INSURANCE 10.0%
               American International
      36,000   Group, Inc.                                          2,077,200
      50,500   Chubb Corporation                                    3,276,440
               Marsh & McLennan
      39,500   Companies, Inc.                                      1,880,595
      82,000   SAFECO Corporation                                   2,891,320
                                                                 ------------
                                                                   10,125,555
                                                                 ------------
               LEISURE & RECREATION 3.0%
     132,000   Mattel, Inc.                                         2,502,720
      27,500   Walt Disney Company                                    554,675
                                                                 ------------
                                                                    3,057,395
                                                                 ------------
               MEDICAL PRODUCTS & SERVICES 6.1%
      51,000   Becton, Dickinson & Company                          1,842,120
      48,000   Guidant Corporation                                  2,248,800
      37,000   Zimmer Holdings, Inc.*                               2,038,700
                                                                 ------------
                                                                    6,129,620
                                                                 ------------
               PERSONAL PRODUCTS 2.1%
      41,500   Kimberly-Clark Corporation                           2,129,780
                                                                 ------------
               PETROLEUM & FUEL PRODUCTS 10.7%
      68,500   Burlington Resources, Inc.                           3,301,700
      34,000   ChevronTexaco Corporation                            2,429,300
      66,500   Exxon Mobil Corporation                              2,433,900
      49,500   Transocean, Inc.*                                      990,000
      53,000   Unocal Corporation                                   1,670,560
                                                                 ------------
                                                                   10,825,460
                                                                 ------------

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

CORE EQUITY FUND (CONCLUDED)

  NUMBER OF
  SHARES                                                             VALUE
-----------                                                       -----------

               PHARMACEUTICALS 4.0%
      59,000   Abbott Laboratories                               $  2,510,450
      58,500   Bristol-Myers Squibb Company                         1,501,110
                                                                 ------------
                                                                    4,011,560
                                                                 ------------
               REAL ESTATE INVESTMENT TRUSTS 1.7%
               Equity Residential
      59,500   Properties Trust                                     1,742,160
                                                                 ------------
               RETAIL 0.6%
      17,000   Target Corporation                                     639,710
                                                                 ------------
               TELEPHONES & TELECOMMUNICATIONS 4.2%
      42,000   BellSouth Corporation                                  994,560
      51,000   SBC Communications, Inc.                             1,134,750
      65,000   Verizon Communications, Inc.                         2,108,600
                                                                 ------------
                                                                    4,237,910
                                                                 ------------
               TRANSPORTATION 2.7%
      47,000   Union Pacific Corporation                            2,733,990
                                                                 ------------
               UTILITIES & ELECTRICAL SERVICES 5.2%
      51,500   DPL, Inc.                                              883,225
      26,000   DTE Energy Company                                     959,140
      38,000   Emerson Electric Co.                                 2,000,700
      44,500   TECO Energy, Inc.                                      614,990
      52,000   Xcel Energy, Inc.                                      804,440
                                                                 ------------
                                                                    5,262,495
                                                                 ------------
Total Common Stock
   (Cost $78,998,585)                                              95,843,195
                                                                 ------------
INVESTMENT COMPANIES 4.6%
               Federated Trust
     976,515   U.S. Treasury Obligations                              976,515
               Goldman Sachs Financial
               Square Funds, Treasury
   3,654,144   Obligations Fund                                     3,654,144
                                                                 ------------
Total Investment Companies
   (Cost $4,630,659)                                                4,630,659
                                                                 ------------
Total Investments 99.4%
   (Cost $83,629,244)                                             100,473,854
                                                                 ------------

                                                                     VALUE
                                                                  -----------

OTHER ASSETS AND LIABILITIES 0.6%
   Transfer agent and out of pocket
   fees payable                                                  $     (5,301)
   Other assets and liabilities, net                                  605,716
                                                                 ------------
Total Other Assets and Liabilities                                    600,415
                                                                 ------------
NET ASSETS:
Paid in capital of Institutional Class shares
  (authorized 50,000,000 -- $0.00001
   par value) based on 12,003,239
   outstanding shares of beneficial interest                       87,264,484
Distributions in excess of net investment income                       (4,221)
Accumulated net realized loss on investments                       (3,030,604)
Net unrealized appreciation on investments                         16,844,610
                                                                 ------------
TOTAL NET ASSETS 100.0%                                          $101,074,269
                                                                 ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class                               $8.42
                                                                 ============
 * Non-income producing security
Cl -- Class


See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

GROWTH OPPORTUNITIES FUND

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

COMMON STOCK 100.1%
               AEROSPACE & DEFENSE 1.8%
      21,800   Alliant Techsystems, Inc.*                         $ 1,047,490
                                                                  -----------
               BROADCASTING, NEWSPAPERS &
               ADVERTISING 3.2%
               Univision Communications,
      35,000   Inc., Cl A*                                          1,117,550
      23,000   UTStarcom, Inc.*                                       731,630
                                                                  -----------
                                                                    1,849,180
                                                                  -----------
               BUILDING & CONSTRUCTION 2.4%
      45,000   Toll Brothers, Inc.*                                 1,368,900
                                                                  -----------
               CHEMICALS 5.6%
      13,500   Praxair, Inc.                                          836,325
      25,000   Scotts Co., Cl A*                                    1,367,500
      20,000   Sigma-Aldrich Corp.                                  1,038,800
                                                                  -----------
                                                                    3,242,625
                                                                  -----------
               COMMERCIAL SERVICES 3.0%
      20,000   EMCOR Group, Inc.*                                     851,000
      38,000   Pre-Paid Legal Services, Inc.*                         889,960
                                                                  -----------
                                                                    1,740,960
                                                                  -----------
               COMMUNICATIONS EQUIPMENT 4.4%
               L-3 Communications
      29,000   Holdings, Inc.*                                      1,254,250
      53,700   Plantronics, Inc.*                                   1,281,819
                                                                  -----------
                                                                    2,536,069
                                                                  -----------
               COMPUTERS, PRODUCTS & SERVICES 13.4%
      15,000   Adobe Systems, Inc.                                    588,900
      40,000   Cerner Corp.*                                        1,234,800
      56,000   Checkfree Corp.*                                     1,120,000
      63,000   Citrix Systems, Inc.*                                1,391,040
               Cognizant Technology
      30,000   Solutions Corp.*                                     1,094,100
      52,100   Jack Henry & Associates, Inc.                          906,019
      21,800   Symantec Corp.*                                      1,373,836
                                                                  -----------
                                                                    7,708,695
                                                                  -----------
               CONSULTING SERVICES 3.6%
      55,000   FTI Consulting, Inc.*                                  954,250
      32,000   MAXIMUS, Inc.*                                       1,102,400
                                                                  -----------
                                                                    2,056,650
                                                                  -----------

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

               EDUCATIONAL SERVICES 1.8%
      18,000   Corinthian Colleges, Inc.*                         $ 1,028,880
                                                                  -----------
               ENVIRONMENTAL SERVICES 2.2%
      36,000   Waste Connections, Inc.*                             1,263,240
                                                                  -----------
               FINANCIAL SERVICES 8.3%
      30,000   Doral Financial Corp.                                1,410,000
      36,000   Federated Investors, Inc., Cl B                        997,200
               Investors Financial
      40,000   Services Corp.                                       1,256,000
               National Commerce
      45,000   Financial Corp.                                      1,119,600
                                                                  -----------
                                                                    4,782,800
                                                                  -----------
               FOOD, BEVERAGE & TOBACCO 7.4%
      60,000   Constellation Brands, Inc., Cl A*                    1,829,400
      35,500   Dean Foods Co.*                                      1,101,565
      65,000   Pepsi Bottling Group, Inc.                           1,337,700
                                                                  -----------
                                                                    4,268,665
                                                                  -----------
               INSURANCE 9.4%
      28,000   MBIA, Inc.                                           1,539,160
      22,000   MGIC Investment Corp.                                1,145,540
      22,000   Triad Guaranty, Inc.*                                1,079,760
      21,500   XL Capital Ltd., Cl A                                1,664,960
                                                                  -----------
                                                                    5,429,420
                                                                  -----------
               LEISURE & RECREATION 5.8%
      23,000   Harrah's Entertainment, Inc.                           968,530
      40,800   International Game Technology                        1,148,520
      33,000   Multimedia Games, Inc.*                              1,200,870
                                                                  -----------
                                                                    3,317,920
                                                                  -----------
               MEDICAL PRODUCTS & SERVICES 5.5%
      31,500   Medimmune, Inc.*                                     1,039,815
      40,000   Mylan Laboratories                                   1,546,000
       8,000   Stryker Corp.                                          602,480
                                                                  -----------
                                                                    3,188,295
                                                                  -----------
               MOTORCYCLES, BICYCLES & PARTS 2.5%
      30,000   Harley-Davidson, Inc.                                1,446,000
                                                                  -----------

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

GROWTH OPPORTUNITIES FUND (CONCLUDED)

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

               PETROLEUM & FUEL PRODUCTS 6.2%
      20,000   Apache Corp.                                       $ 1,386,800
      48,800   Evergreen Resources, Inc.*                           1,317,600
      25,000   Occidental Petroleum Corp.                             880,750
                                                                  -----------
                                                                    3,585,150
                                                                  -----------
               PROFESSIONAL SERVICES 1.6%
      20,000   Jacobs Engineering Group Inc.*                         902,000
                                                                  -----------
               RETAIL 6.0%
      54,000   Darden Restaurants, Inc.                             1,026,000
      27,500   Lowe's Cos., Inc.                                    1,427,250
      33,900   Starbucks Corp.*                                       976,320
                                                                  -----------
                                                                    3,429,570
                                                                  -----------
               SEMI-CONDUCTORS & INSTRUMENTS 1.8%
      65,000   Nvidia Corp.*                                        1,034,215
                                                                  -----------
               TRANSPORTATION 4.2%
      37,000   Carnival Corp.                                       1,216,930
      54,000   Swift Transportation Co., Inc.*                      1,225,260
                                                                  -----------
                                                                    2,442,190
                                                                  -----------
Total Common Stock
   (Cost $45,935,906)                                              57,668,914
                                                                  -----------
INVESTMENT COMPANY 0.7%
               Goldman Sachs
               Financial Square Funds,
     391,944   Treasury Obligations Fund                              391,944
                                                                  -----------
Total Investment Company
   (Cost $391,944)                                                    391,944
                                                                  -----------
Total Investments 100.8%
   (Cost $46,327,850)                                              58,060,858
                                                                  -----------
OTHER ASSETS AND LIABILITIES (0.8%)
   Transfer agent and out of pocket fees payable                       (5,501)
   Other assets and liabilities, net                                 (438,812)
                                                                  -----------
Total Other Assets and Liabilities                                   (444,313)
                                                                  -----------

                                                                     VALUE
                                                                  -----------

NET ASSETS:
Paid in capital of Institutional Class shares
  (authorized 50,000,000 -- $0.00001
   par value) based on 4,936,370
   outstanding shares of beneficial interest                      $49,469,726
Accumulated net investment loss                                       (96,849)
Accumulated net realized loss on investments                       (3,489,340)
Net unrealized appreciation on investments                         11,733,008
                                                                  -----------
TOTAL NET ASSETS 100.0%                                           $57,616,545
                                                                  ===========
 Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class                              $11.67
                                                                  ===========
* Non-income producing security
CI -- Class
Ltd. -- Limited


See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

SMALL COMPANY FUND

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

COMMON STOCK 90.3%
               APPAREL & TEXTILES 0.5%
       5,300   Kellwood Co.                                       $   177,285
                                                                  -----------
               AUTOMOTIVE 1.8%
       7,000   Clarcor, Inc.                                          273,000
      14,200   Modine Manufacturing Co.                               337,960
                                                                  -----------
                                                                      610,960
                                                                  -----------
               BANKS 8.2%
      19,100   Bancorpsouth, Inc.                                     418,290
      27,500   Cullen/Frost Bankers, Inc.                           1,023,825
      20,300   Greater Bay Bancorp                                    422,240
      13,545   National Penn Bancshares, Inc.                         374,519
      16,800   Wilmington Trust Corp.                                 516,768
                                                                  -----------
                                                                    2,755,642
                                                                  -----------
               CHEMICALS 2.8%
      19,100   Albemarle Corp.                                        524,295
      19,600   Arch Chemicals, Inc.                                   407,680
                                                                  -----------
                                                                      931,975
                                                                  -----------
               COMPUTERS, PRODUCTS & SERVICES 3.4%
      26,100   Avocent Corp.*                                         790,569
               Transaction Systems
      21,000   Architects, Inc., Cl A*                                348,810
                                                                  -----------
                                                                    1,139,379
                                                                  -----------
               CONTAINERS & PACKAGING 1.2%
       7,200   Ball Corp.                                             388,800
                                                                  -----------
               DIVERSIFIED MANUFACTURING 3.3%
      14,400   Teleflex, Inc.                                         625,392
      18,200   Trinity Industries, Inc.                               470,470
                                                                  -----------
                                                                    1,095,862
                                                                  -----------
               FOOD, BEVERAGE & TOBACCO 5.8%
      18,000   Adolph Coors, Cl B                                     967,680
      15,100   Corn Products International, Inc.                      480,935
      24,000   Sensient Technologies Corp.                            504,000
                                                                  -----------
                                                                    1,952,615
                                                                  -----------
               HOUSEHOLD PRODUCTS 2.7%
       9,800   Church & Dwight, Inc.                                  342,902
      17,300   WD-40 Co.                                              548,237
                                                                  -----------
                                                                      891,139
                                                                  -----------

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

               INDUSTRIAL MACHINERY 7.2%
               Engineered Support Systems,
       5,700   Inc.                                               $   344,850
      46,500   Stewart & Stevenson Services                           698,430
      21,600   Tecumseh Products Co., Cl A                            805,896
      15,100   Tennant Co.                                            556,284
                                                                  -----------
                                                                    2,405,460
                                                                  -----------
               INSURANCE 5.8%
      24,700   Arthur J. Gallagher & Co.                              698,516
      14,500   Everest Re Group Ltd.                                1,089,820
       6,400   First American Corp.                                   159,360
                                                                  -----------
                                                                    1,947,696
                                                                  -----------
               MEDICAL PRODUCTS & SERVICES 11.3%
       7,200   Cambrex Corp.                                          163,440
      11,700   Edwards Lifesciences Corp.*                            316,836
      52,350   KV Pharmaceutical Co., Cl A*                         1,177,875
      11,100   Medicis Pharmaceutical, Cl A                           650,460
      14,600   Steris Corp.*                                          336,092
      19,500   West Pharmaceutical Services, Inc.                     610,545
      16,400   Zoll Medical Corp.*                                    525,620
                                                                  -----------
                                                                    3,780,868
                                                                  -----------
               PAPER & PAPER PRODUCTS 1.0%
      27,800   Glatfelter                                             327,484
                                                                  -----------
               PETROLEUM & FUEL PRODUCTS 6.4%
      22,500   Newfield Exploration Co.*                              867,825
      22,500   St. Mary Land & Exploration Co.                        569,700
      25,200   Tidewater, Inc.                                        713,160
                                                                  -----------
                                                                    2,150,685
                                                                  -----------
               PRINTING & PUBLISHING 2.5%
      45,100   Journal Register Co.*                                  845,625
                                                                  -----------
               REAL ESTATE INVESTMENT TRUST 1.4%
       5,600   Home Properties of New York, Inc.                      219,520
       5,900   Mack-Cali Realty Corp.                                 231,280
                                                                  -----------
                                                                      450,800
                                                                  -----------
               RETAIL 6.3%
      16,800   AnnTaylor Stores Corp.*                                539,952
      84,700   Casey's General Stores, Inc.                         1,188,341
      32,300   J. Jill Group, Inc.*                                   371,450
                                                                  -----------
                                                                    2,099,743
                                                                  -----------

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

SMALL COMPANY FUND (CONCLUDED)

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

               SEMI-CONDUCTORS & INSTRUMENTS 5.0%
      28,900   Kemet Corp.*                                       $   368,186
      31,200   Mykrolis Corp.*                                        378,768
       8,300   Park Electrochemical Corp.                             188,825
      67,200   SBS Technologies, Inc.*                                729,120
                                                                  -----------
                                                                    1,664,899
                                                                  -----------
               STEEL PIPES & TUBES 2.9%
      18,900   Valmont Industries                                     374,031
      46,700   Worthington Industries, Inc.                           586,552
                                                                  -----------
                                                                      960,583
                                                                  -----------
               TOYS & GAMES 1.9%
      33,400   Hasbro, Inc.                                           623,912
                                                                  -----------
               TRANSPORTATION 1.1%
      16,300   Werner Enterprises, Inc.                               373,433
                                                                  -----------
               UTILITIES & ELECTRICAL SERVICES 7.8%
      10,800   Black Hills Corp.                                      333,288
       8,200   Hubbell, Inc., Cl B                                    299,218
      18,100   Idacorp, Inc.                                          461,550
      16,600   Littelfuse, Inc.*                                      381,800
      27,000   OGE Energy Corp.                                       609,930
      12,700   WPS Resources Corp.                                    523,240
                                                                  -----------
                                                                    2,609,026
                                                                  -----------
Total Common Stock
   (Cost $25,618,431)                                              30,183,871
                                                                  -----------

  PRINCIPAL
   AMOUNT
-------------

U.S. GOVERNMENT AGENCY OBLIGATION 3.0%
               FNMA 3.0%
  $1,000,000   1.010%, 10/01/03 (A)                                 1,000,000
                                                                  -----------
Total U.S. Government Agency Obligation
   (Cost $1,000,000)                                                1,000,000
                                                                  -----------

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

INVESTMENT     COMPANIES 7.9% Federated Trust U.S.
   1,287,412   Treasury Obligations                               $ 1,287,412
               Goldman Sachs Financial
               Square Funds, Treasury
   1,351,807   Obligations Fund                                     1,351,807
                                                                  -----------
Total Investment Companies
   (Cost $2,639,219)                                                2,639,219
                                                                  -----------
Total Investments 101.2%
   (Cost $29,257,650)                                              33,823,090
                                                                  -----------
OTHER ASSETS AND LIABILITIES (1.2%)
   Transfer agent and out of pocket fees payable                       (4,586)
   Other assets and liabilities, net                                 (398,674)
                                                                  -----------
Total Other Assets and Liabilities                                   (403,260)
                                                                  -----------
NET ASSETS:
Paid in capital of Institutional Class shares
  (authorized 50,000,000 -- $0.00001
   par value) based on 2,277,382
   outstanding shares of beneficial interest                       29,636,762
Distributions in excess of net investment income                         (604)
Accumulated net realized loss on investments                         (781,768)
Net unrealized appreciation on investments                          4,565,440
                                                                  -----------
TOTAL NET ASSETS 100.0%                                           $33,419,830
                                                                  ===========
 Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class                              $14.67
                                                                  ===========
* Non-income producing security
CI -- Class
Ltd. -- Limited
(A) Discount Note -- The rate reported on the Statement of Net Assets is the effective yield at time of purchase.


See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

INTERNATIONAL EQUITY FUND

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

FOREIGN STOCK 98.1%
               AUSTRALIA 4.4%
      17,459   BHP Billiton Ltd.                                  $   124,789
       4,929   National Australia Bank Ltd.                           102,755
      13,571   News Corp. Ltd.                                        110,410
       5,166   Rio Tinto Ltd.                                         114,933
      10,115   Westpac Banking Corp.                                  110,911
      12,959   Woolworths Ltd.                                        102,800
                                                                  -----------
                                                                      666,598
                                                                  -----------
               FINLAND 2.1%
      20,284   Nokia Oyj                                              312,279
                                                                  -----------
               FRANCE 9.8%
       6,683   Accor                                                  246,089
       5,485   BNP Paribas                                            268,916
       3,049   Cie De Saint-Gobain                                    112,096
       2,183   L'Oreal                                                149,101
       1,841   Pernod-Ricard                                          174,302
       4,716   Schneider Electric                                     244,395
       1,853   Total Fina Elf                                         279,665
                                                                  -----------
                                                                    1,474,564
                                                                  -----------
               GERMANY 9.0%
       9,142   Bayerische Motoren Werke                               345,473
       4,353   Deutsche Bank                                          264,870
       4,728   E.ON                                                   230,701
       1,400   SAP                                                    170,993
       5,734   Siemens                                                341,489
                                                                  -----------
                                                                    1,353,526
                                                                  -----------
               HONG KONG 4.8%
               China Merchants Holdings
     118,000   International Co., Ltd.                                135,618
      39,000   China Mobile Ltd.                                      102,740
      34,000   Henderson Land Development                             142,695
      26,500   Hong Kong Electric Holdings                            102,149
       8,800   HSBC Holdings Plc                                      118,185
      16,000   Hutchison Whampoa Ltd.                                 116,739
                                                                  -----------
                                                                      718,126
                                                                  -----------
               ITALY 3.7%
      18,265   ENI-Ente Nazionale Idrocarburi                         279,069
      60,618   UniCredito Italiano                                    286,606
                                                                  -----------
                                                                      565,675
                                                                  -----------

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

               JAPAN 23.6%
      26,000   Ajinomoto Co., Inc.                                $   267,413
       9,000   Ito-Yokado Co.                                         299,691
      54,000   Komatsu Ltd.                                           281,323
      72,000   Nikko Cordial Corp.                                    382,831
     108,000   Nippon Steel Corp.                                     192,382
      31,000   Sekisui House Ltd.                                     280,267
       4,500   Shin-Etsu Chemical Co., Ltd.                           169,181
       4,000   TDK                                                    237,390
      28,000   Toppan Printing Co., Ltd.                              230,837
      66,000   Toshiba Corp.                                          277,671
       8,100   Toyota Motor Corp.                                     237,819
          61   West Japan Railway Co.                                 234,248
               Yamanouchi Pharmaceutical
       7,000   Co., Ltd.                                              192,991
      21,000   Yamato Transport Co., Ltd.                             280,088
                                                                  -----------
                                                                    3,564,132
                                                                  -----------
               NETHERLANDS 9.7%
       3,735   DSM                                                    177,289
       6,649   Heineken                                               241,507
      17,674   ING Groep                                              323,759
      16,535   Koninklijke Philips Electronics                        374,719
       6,469   TPG                                                    122,268
       7,390   VNU                                                    216,614
                                                                  -----------
                                                                    1,456,156
                                                                  -----------
               SINGAPORE 1.4%
      10,000   Singapore Press Holdings Ltd.                          105,869
      14,000   United Overseas Bank Ltd.                              108,530
                                                                  -----------
                                                                      214,399
                                                                  -----------
               SOUTH KOREA 0.7%
       6,200   SK Telecom Co., Ltd. ADR                               110,608
                                                                  -----------
               SPAIN 4.5%
      26,267   Banco Santander Central Hispano                        222,690
       9,068   Inditex                                                194,307
      21,892   Telefonica                                             258,512
                                                                  -----------
                                                                      675,509
                                                                  -----------
               SWEDEN 1.9%
       2,619   Atlas Copco, Cl A                                       76,856
       4,103   Electrolux, Ser B                                       89,375
       5,600   ForeningsSparbaken                                      82,892
       3,400   Securitas                                               41,317
                                                                  -----------
                                                                      290,440
                                                                  -----------

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

INTERNATIONAL EQUITY FUND (CONTINUED)

  NUMBER OF
   SHARES                                                            VALUE
-----------                                                       -----------

               SWITZERLAND 4.1%
         707   Ciba Speciality Chemicals*                         $    47,942
       3,619   Credit Suisse Group                                    115,783
         728   Lonza Group                                             34,123
         395   Nestle                                                  91,078
       2,349   Roche Holding                                          194,771
         384   Swatch Group, Ser B                                     36,492
         755   UBS                                                     42,364
         498   Zurich Financial Services*                              62,222
                                                                  -----------
                                                                      624,775
                                                                  -----------
               UNITED KINGDOM 18.4%
      18,606   Barclays Plc                                           142,736
      20,192   BG Group Plc                                            84,874
       5,759   BOC Group Plc                                           79,032
      42,831   BP Plc                                                 293,888
      26,785   BT Group Plc                                            80,101
       7,579   Diageo                                                  81,783
       8,188   Exel Plc                                                90,123
      11,738   GlaxoSmithKline Plc                                    243,574
      11,184   HBOS Plc                                               127,838
      22,428   Kingfisher Plc                                          97,253
      17,442   Lloyds TSB Group Plc                                   119,897
      13,831   Prudential Plc                                          94,385
      11,659   Reed Elsevier Plc                                       91,186
       7,495   Royal Bank of Scotland Group Plc                       190,519
      21,967   Shell Transport & Trading Co. Plc                      135,583
       6,281   Standard Chartered Plc                                  87,708
      25,832   Tesco Plc*                                             103,431
       9,827   Unilever Plc                                            83,919
     129,025   Vodafone Group Plc                                     257,235
      26,390   W.M. Morrison Supermarkets                              92,950
       8,225   Whitbread Plc                                           95,177
       8,460   Wolseley Plc                                            98,704
                                                                  -----------
                                                                    2,771,896
                                                                  -----------
Total Foreign Stock
   (Cost $13,007,737)                                              14,798,683
                                                                  -----------
Total Investments 98.1%
   (Cost $13,007,737)                                              14,798,683
                                                                  -----------

                                                                     VALUE
                                                                  -----------
OTHER ASSETS AND LIABILITIES 1.9%
   Transfer agent and out of pocket fees payable                  $    (2,462)
   Other assets and liabilities, net                                  286,916
                                                                  -----------
Total Other Assets and Liabilities                                    284,454
                                                                  -----------
NET ASSETS:
Paid in capital of Institutional Class shares
  (authorized 49,000,000 -- $0.00001
   par value) based on 1,616,301 outstanding shares
   of beneficial interest                                          13,782,847
Undistributed net investment income                                   100,158
Accumulated net realized loss on investments                         (592,613)
Net unrealized appreciation on investments                          1,790,946
Net unrealized appreciation on foreign currency
   and translation of other assets and liabilities
   in foreign currency                                                  1,799
                                                                  -----------
TOTAL NET ASSETS 100.0%                                           $15,083,137
                                                                  ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class                               $9.33
                                                                  ===========
* Non-income producing security ADR -- American Depository Receipt Cl -- Class Ltd. -- Limited Plc -- Public limited company Ser -- Series


See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)

INTERNATIONAL EQUITY FUND (CONCLUDED)




At September 30, 2003, sector diversification of the Fund was as follows (Unaudited):

                                                 % OF
SECTOR DIVERSIFICATION                        NET ASSETS             VALUE
----------------------                        ----------          -----------
FOREIGN STOCK

Banks                                            15.6%            $ 2,350,836
Telephones & Telecommunications                   7.4               1,121,475
Petroleum & Fuel Products                         7.1               1,073,079
Food, Beverage & Tobacco                          6.2                 940,002
Retail                                            6.1                 924,848
Financial Services                                6.0                 905,561
Transportation                                    5.5                 825,431
Building & Construction                           5.1                 770,939
Industrial Machinery                              4.8                 729,246
Printing & Publishing                             4.3                 644,506
Medical Products & Services                       4.2                 631,336
Utilities & Electrical Services                   4.1                 618,562
Diversified Manufacturing                         3.9                 593,846
Automotive                                        3.9                 583,292
Chemicals                                         3.5                 507,567
Metals & Mining                                   2.9                 432,104
Computers, Products & Services                    2.7                 408,383
Hotels & Lodging                                  1.6                 246,089
Beauty Products                                   1.0                 149,101
Real Estate                                       0.9                 142,695
Broadcasting, Newspapers & Advertising            0.7                 110,410
Household Products                                0.6                  89,375
                                              ----------          -----------
TOTAL FOREIGN STOCK                              98.1              14,798,683
                                              ----------          -----------
OTHER ASSETS AND LIABILITIES                      1.9                 284,454
                                              ----------          -----------
TOTAL NET ASSETS                                100.0%            $15,083,137
                                              ----------          ===========

--------------------------------------------------------------------------------




                       This page intentionally left blank.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

-----------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Month Period Ended September 30, 2003 (Unaudited)


                                                                                  SHORT/
                                                                               INTERMEDIATE                     NEBRASKA
                                                                                   BOND           INCOME        TAX-FREE
                                                                                   FUND            FUND           FUND
                                                                                ----------       --------       --------
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                       $1,210,336     $1,565,244     $2,120,155
  Dividends                                                                              --             --             --
  Less: foreign taxes withheld                                                           --             --             --
--------------------------------------------------------------------------       ----------     ----------     ----------
  Total Investment Income                                                         1,210,336      1,565,244      2,120,155
--------------------------------------------------------------------------       ----------     ----------     ----------
EXPENSES:
--------------------------------------------------------------------------
  Investment advisory fees                                                          150,109        233,021        332,337
--------------------------------------------------------------------------
  Fund administration fees                                                           60,044         77,674         94,954
--------------------------------------------------------------------------
  Transfer agent fees                                                                20,264         21,370         19,393
--------------------------------------------------------------------------
  Administrative services plan fees                                                  30,022         38,836         47,476
--------------------------------------------------------------------------
  Professional fees                                                                  18,232         23,613         29,839
--------------------------------------------------------------------------
  Custody fees                                                                        9,006         11,651         14,243
--------------------------------------------------------------------------
  Printing fees                                                                       6,717          9,107         10,750
--------------------------------------------------------------------------
  Pricing fees                                                                        3,894          3,562          4,205
--------------------------------------------------------------------------
  Directors' fees                                                                     3,262          4,194          5,283
--------------------------------------------------------------------------
  Federal and state registration fees                                                 1,750          4,092          2,462
--------------------------------------------------------------------------
  Other expenses                                                                        846            864          1,378
--------------------------------------------------------------------------       ----------     ----------     ----------
  Total expenses                                                                    304,146        427,984        562,320
--------------------------------------------------------------------------
Less, waiver of:
--------------------------------------------------------------------------
  Investment advisory fees                                                          (60,044)       (66,022)       (94,954)
--------------------------------------------------------------------------
  Custody fees                                                                       (9,006)       (11,651)       (14,243)
--------------------------------------------------------------------------
  Administrative services plan fees                                                 (15,011)       (19,419)       (23,739)
--------------------------------------------------------------------------
Less: directed brokerage                                                                 --             --             --
--------------------------------------------------------------------------       ----------     ----------     ----------
   Net Expenses                                                                     220,085        330,892        429,384
--------------------------------------------------------------------------       ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)                                                        990,251      1,234,352      1,690,771
--------------------------------------------------------------------------       ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                                           136,953        690,474        119,927
--------------------------------------------------------------------------
  Net realized loss on foreign currency transactions                                     --             --             --
--------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation)
   on investments                                                                   150,634        103,707        333,558
--------------------------------------------------------------------------
  Change in unrealized appreciation on foreign
   currency transactions                                                                 --             --             --
--------------------------------------------------------------------------       ----------     ----------     ----------
  Net Realized and Unrealized Gain                                                  287,587        794,181        453,485
--------------------------------------------------------------------------       ----------     ----------     ----------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                     $1,277,838     $2,028,533     $2,144,256
--------------------------------------------------------------------------       ==========     ==========     ==========

-----------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

                                 [Logo Omitted]
-----------------------------------------------------------------------------------------------------------------------------




                                                                                   COLORADO                       CORE
                                                                                   TAX-FREE      BALANCED        EQUITY
                                                                                     FUND          FUND           FUND
                                                                                   --------      --------       --------
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                         $347,366     $  142,462    $    25,870
  Dividends                                                                              --         33,448      1,103,191
  Less: foreign taxes withheld                                                           --           (187)            --
--------------------------------------------------------------------------         --------     ----------    -----------
  Total Investment Income                                                           347,366        175,723      1,129,061
--------------------------------------------------------------------------         --------     ----------    -----------
EXPENSES:
--------------------------------------------------------------------------
  Investment advisory fees                                                           58,906         60,613        383,606
--------------------------------------------------------------------------
  Fund administration fees                                                           16,830         16,164        102,296
--------------------------------------------------------------------------
  Transfer agent fees                                                                10,871         13,591         21,697
--------------------------------------------------------------------------
  Administrative services plan fees                                                      --          8,082         51,147
--------------------------------------------------------------------------
  Professional fees                                                                   6,980          4,625         27,149
--------------------------------------------------------------------------
  Custody fees                                                                        2,524          2,424         15,344
--------------------------------------------------------------------------
  Printing fees                                                                       2,007          1,641         11,178
--------------------------------------------------------------------------
  Pricing fees                                                                        3,928          2,006            282
--------------------------------------------------------------------------
  Directors' fees                                                                       946            820          5,447
--------------------------------------------------------------------------
  Federal and state registration fees                                                 3,477          5,171          3,257
--------------------------------------------------------------------------
  Other expenses                                                                      1,251            234          1,064
--------------------------------------------------------------------------         --------     ----------    -----------
  Total expenses                                                                    107,720        115,371        622,467
--------------------------------------------------------------------------
Less, waiver of:
--------------------------------------------------------------------------
  Investment advisory fees                                                          (29,460)        (8,558)       (25,574)
--------------------------------------------------------------------------
  Custody fees                                                                       (2,524)        (2,424)       (15,344)
--------------------------------------------------------------------------
  Administrative services plan fees                                                      --         (4,041)       (25,574)
--------------------------------------------------------------------------
Less: directed brokerage                                                                 --         (2,812)            --
--------------------------------------------------------------------------         --------     ----------    -----------
   Net Expenses                                                                      75,736         97,536        555,975
--------------------------------------------------------------------------         --------     ----------    -----------
NET INVESTMENT INCOME (LOSS)                                                        271,630         78,187        573,086
--------------------------------------------------------------------------         --------     ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                                           120,288         66,722     (1,124,966)
--------------------------------------------------------------------------
  Net realized loss on foreign currency transactions                                     --             --             --
--------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation)
   on investments                                                                   (48,740)     1,873,652     12,479,944
--------------------------------------------------------------------------
  Change in unrealized appreciation on foreign
   currency transactions                                                                 --             --             --
--------------------------------------------------------------------------         --------     ----------    -----------
  Net Realized and Unrealized Gain                                                   71,548      1,940,374     11,354,978
--------------------------------------------------------------------------         --------     ----------    -----------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                       $343,178     $2,018,561    $11,928,064
--------------------------------------------------------------------------         ========     ==========    ===========




-----------------------------------------------------------------------------------------------------------------------------

                                                                                   GROWTH          SMALL      INTERNATIONAL
                                                                                OPPORTUNITIES     COMPANY         EQUITY
                                                                                    FUND            FUND           FUND
                                                                                  ---------       -------       ---------
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                      $     2,415     $    9,788     $       --
  Dividends                                                                         179,951        255,900        253,776
  Less: foreign taxes withheld                                                       (1,078)            --        (26,302)
--------------------------------------------------------------------------      -----------     ----------     ----------
  Total Investment Income                                                           181,288        265,688        227,474
--------------------------------------------------------------------------      -----------     ----------     ----------
EXPENSES:
--------------------------------------------------------------------------
  Investment advisory fees                                                          200,613        132,371         69,472
--------------------------------------------------------------------------
  Fund administration fees                                                           53,497         31,146         13,895
--------------------------------------------------------------------------
  Transfer agent fees                                                                13,550         16,092         11,600
--------------------------------------------------------------------------
  Administrative services plan fees                                                      --         15,573          6,947
--------------------------------------------------------------------------
  Professional fees                                                                  17,405          9,214          5,247
--------------------------------------------------------------------------
  Custody fees                                                                        8,024          4,672          7,542
--------------------------------------------------------------------------
  Printing fees                                                                       5,601          3,359          1,603
--------------------------------------------------------------------------
  Pricing fees                                                                          175            150            564
--------------------------------------------------------------------------
  Directors' fees                                                                     2,632          1,612            696
--------------------------------------------------------------------------
  Federal and state registration fees                                                 3,017          4,436          4,317
--------------------------------------------------------------------------
  Other expenses                                                                        693            393            367
--------------------------------------------------------------------------      -----------     ----------     ----------
  Total expenses                                                                    305,207        219,018        122,250
--------------------------------------------------------------------------
Less, waiver of:
--------------------------------------------------------------------------
  Investment advisory fees                                                           (9,206)       (54,505)       (13,894)
--------------------------------------------------------------------------
  Custody fees                                                                       (8,024)        (4,672)            --
--------------------------------------------------------------------------
  Administrative services plan fees                                                      --         (7,787)            --
--------------------------------------------------------------------------
Less: directed brokerage                                                             (9,840)            --             --
--------------------------------------------------------------------------      -----------     ----------     ----------
   Net Expenses                                                                     278,137        152,054        108,356
--------------------------------------------------------------------------      -----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)                                                        (96,849)       113,634        119,118
--------------------------------------------------------------------------      -----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                                          (710,474)       398,230          1,650
--------------------------------------------------------------------------
  Net realized loss on foreign currency transactions                                     --             --         (8,295)
--------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation)
   on investments                                                                11,103,901      4,615,334      2,837,834
--------------------------------------------------------------------------
  Change in unrealized appreciation on foreign
   currency transactions                                                                 --             --          3,063
--------------------------------------------------------------------------      -----------     ----------     ----------
  Net Realized and Unrealized Gain                                               10,393,427      5,013,564      2,834,252
--------------------------------------------------------------------------      -----------     ----------     ----------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                    $10,296,578     $5,127,198     $2,953,370
--------------------------------------------------------------------------      ===========     ==========     ==========




-----------------------------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

-----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended September 30, 2003 (Unaudited) and
the Year Ended March 31, 2003

                                                                                                     SHORT/INTERMEDIATE
                                                                                                          BOND FUND
                                                                                                  -------------------------
                                                                                                  PERIOD ENDED   YEAR ENDED
                                                                                                   SEPT. 30,      MAR. 31,
                                                                                                      2003          2003
----------------------------------------------------------------------------------------------    -------------------------
OPERATIONS:
  Net investment income                                                                           $   990,251  $  2,080,969
----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments                                                             136,953     1,032,354
----------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on investments                                     150,634     2,065,910
----------------------------------------------------------------------------------------------    -----------  ------------
  Net increase (decrease) in net assets resulting from operations                                   1,277,838     5,179,233
----------------------------------------------------------------------------------------------    -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
----------------------------------------------------------------------------------------------
   Institutional class shares                                                                      (1,391,226)   (2,491,996)
----------------------------------------------------------------------------------------------
   Class A shares*                                                                                         --            --
----------------------------------------------------------------------------------------------
   Class B shares*                                                                                         --            --
----------------------------------------------------------------------------------------------
  Net capital gains
----------------------------------------------------------------------------------------------
   Institutional class shares                                                                              --            --
----------------------------------------------------------------------------------------------
   Class A shares*                                                                                         --            --
----------------------------------------------------------------------------------------------
   Class B shares*                                                                                         --            --
----------------------------------------------------------------------------------------------    -----------  ------------
  Total distributions                                                                              (1,391,226)   (2,491,996)
----------------------------------------------------------------------------------------------    -----------  ------------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                                                                     14,430,899    15,662,250+
----------------------------------------------------------------------------------------------
  Shares issued in connection with merger (2)                                                              --            --
----------------------------------------------------------------------------------------------
  Proceeds from reinvestment of dividends                                                             525,074     1,016,568
----------------------------------------------------------------------------------------------
  Redemption of shares                                                                             (7,597,316)  (10,822,218)
----------------------------------------------------------------------------------------------    -----------  ------------
  Net increase (decrease)                                                                           7,358,657     5,856,600
----------------------------------------------------------------------------------------------    -----------  ------------
  CLASS A SHARES*
  Proceeds from sale of shares                                                                             --            --
----------------------------------------------------------------------------------------------
  Proceeds from reinvestment of dividends                                                                  --            --
----------------------------------------------------------------------------------------------
  Redemption of shares                                                                                     --            --
----------------------------------------------------------------------------------------------    -----------  ------------
  Net decrease                                                                                             --            --
----------------------------------------------------------------------------------------------    -----------  ------------
  CLASS B SHARES*
  Proceeds from sale of shares                                                                             --            --
----------------------------------------------------------------------------------------------
  Proceeds from reinvestment of dividends                                                                  --            --
----------------------------------------------------------------------------------------------
  Redemption of shares                                                                                     --            --
----------------------------------------------------------------------------------------------    -----------  ------------
  Net decrease                                                                                             --            --
----------------------------------------------------------------------------------------------    -----------  ------------
  Net increase (decrease) from share transactions                                                   7,358,657     5,856,600
----------------------------------------------------------------------------------------------    -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             7,245,269     8,543,837
----------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                                                              56,063,556    47,519,719
----------------------------------------------------------------------------------------------    -----------  ------------
  End of period                                                                                   $63,308,825  $ 56,063,556
----------------------------------------------------------------------------------------------    -----------  ------------
  Undistributed net investment income, (accumulated net investment loss),
   (distributions in excess of net investment income), end of period                              $  (838,264) $   (502,773)
----------------------------------------------------------------------------------------------    ===========  ============
-----------------------------------------------------------------------------------------------------------------------------

  * Class A and B shares were fully liquidated on December 30, 2002.
  + Includes in-kind purchases (see Note 10 in the Notes to Financial
    Statements)
(1) See Note 6 in the Notes to Financial Statements for additional information.
(2) See Note 11 in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

                                                                                                               [Logo Omitted]
-----------------------------------------------------------------------------------------------------------------------------



                                                                                                            NEBRASKA
                                                                         INCOME FUND                     TAX-FREE FUND
                                                                 --------------------------       ---------------------------
                                                                 PERIOD ENDED   YEAR ENDED        PERIOD ENDED    YEAR ENDED
                                                                  SEPT. 30,      MAR. 31,           SEPT. 30,       MAR. 31,
                                                                     2003          2003                2003           2003
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                          $  1,234,352     $ 3,089,689   $  1,690,771  $  3,762,119
--------------------------------------------------------------
  Net realized gain (loss) on investments                              690,474       1,294,308        119,927       766,024
--------------------------------------------------------------
  Change in unrealized appreciation
   (depreciation) on investments                                       103,707       2,653,720        333,558     4,493,851
--------------------------------------------------------------    ------------     -----------   ------------  ------------
  Net increase (decrease) in net assets
   resulting from operations                                         2,028,533       7,037,717      2,144,256     9,021,994
--------------------------------------------------------------    ------------     -----------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
--------------------------------------------------------------
   Institutional class shares                                       (1,811,554)     (3,837,197)    (1,690,937    (3,679,758)
--------------------------------------------------------------
   Class A shares*                                                          --          (1,440)            --       (82,492)
--------------------------------------------------------------
   Class B shares*                                                          --          (2,193)            --            --
--------------------------------------------------------------
  Net capital gains
--------------------------------------------------------------
   Institutional class shares                                         (360,368)        (77,067)            --      (836,864)
--------------------------------------------------------------
   Class A shares*                                                          --             (47)            --       (14,377)
--------------------------------------------------------------
   Class B shares*                                                          --             (89)            --            --
--------------------------------------------------------------    ------------     -----------   ------------  ------------
  Total distributions                                               (2,171,922)     (3,918,033)    (1,690,937)   (4,613,491)
--------------------------------------------------------------    ------------     -----------   ------------  ------------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                                       3,048,259      16,910,281      2,407,727     7,800,727
--------------------------------------------------------------
  Shares issued in connection with merger (2)                       30,061,921              --             --            --
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                              427,449         119,762         39,160        77,674
--------------------------------------------------------------
  Redemption of shares                                              (9,053,407)     (9,082,338)    (4,282,407)  (17,036,736)
--------------------------------------------------------------    ------------     -----------   ------------  ------------
  Net increase (decrease)                                           24,484,222       7,947,705     (1,835,520)   (9,158,335)
--------------------------------------------------------------    ------------     -----------   ------------  ------------
  CLASS A SHARES*
  Proceeds from sale of shares                                              --          38,206             --     1,470,831
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                                   --           1,312             --        85,995
--------------------------------------------------------------
  Redemption of shares                                                      --         (42,036)            --    (5,613,259)
--------------------------------------------------------------    ------------     -----------   ------------  ------------
  Net decrease                                                              --          (2,518)            --    (4,056,433)
--------------------------------------------------------------    ------------     -----------   ------------  ------------
  CLASS B SHARES*
  Proceeds from sale of shares                                              --          44,849             --            --
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                                   --           1,997             --            --
--------------------------------------------------------------
  Redemption of shares                                                      --         (79,742)            --            --
--------------------------------------------------------------    ------------     -----------   ------------  ------------
  Net decrease                                                              --         (32,896)            --            --
--------------------------------------------------------------    ------------     -----------   ------------  ------------
  Net increase (decrease) from share transactions                   24,484,222       7,912,291     (1,835,520)  (13,214,768)
--------------------------------------------------------------    ------------     -----------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             24,340,833      11,031,975     (1,382,201)   (8,806,265)
--------------------------------------------------------------
NET ASSETS:
  Beginning of period                                               75,110,637      64,078,662     95,180,590   103,986,855
--------------------------------------------------------------    ------------     -----------   ------------  ------------
  End of period                                                   $ 99,451,470     $75,110,637   $ 93,798,389  $ 95,180,590
--------------------------------------------------------------     -----------     -----------   ------------  ------------
  Undistributed net investment income,
   (accumulated net investment loss),
   (distributions in excess of net investment
   income), end of period                                         $   (745,161)    $  (748,677)  $         --  $        166
--------------------------------------------------------------    ============     ===========   ============  ============
-----------------------------------------------------------------------------------------------------------------------------

                                                                            COLORADO
                                                                          TAX-FREE FUND                  BALANCED FUND
                                                                   ---------------------------    ---------------------------
                                                                   PERIOD ENDED   YEAR ENDED      PERIOD ENDED    YEAR ENDED
                                                                     SEPT. 30,     MAR. 31,        SEPT. 30,       MAR. 31,
                                                                       2003          2003             2003           2003
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                            $   271,630     $   568,236    $    78,187   $   160,884
--------------------------------------------------------------
  Net realized gain (loss) on investments                              120,288         122,617         66,722      (677,615)
--------------------------------------------------------------
  Change in unrealized appreciation
   (depreciation) on investments                                       (48,740)        949,084      1,873,652      (700,416)
--------------------------------------------------------------     -----------     --------------------------   -----------
  Net increase (decrease) in net assets
   resulting from operations                                           343,178       1,639,937      2,018,561    (1,217,147)
--------------------------------------------------------------     -----------     --------------------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
--------------------------------------------------------------
   Institutional class shares                                         (272,364)       (567,472)       (77,454)     (164,986)
--------------------------------------------------------------
   Class A shares*                                                          --             (27)            --            --
--------------------------------------------------------------
   Class B shares*                                                          --              --             --            --
--------------------------------------------------------------
  Net capital gains
--------------------------------------------------------------
   Institutional class shares                                               --        (120,081)            --            --
--------------------------------------------------------------
   Class A shares*                                                          --              (9)            --            --
--------------------------------------------------------------
   Class B shares*                                                          --              --             --            --
--------------------------------------------------------------     -----------     --------------------------   -----------
  Total distributions                                                 (272,364)       (687,589)       (77,454)     (164,986)
--------------------------------------------------------------     -----------     --------------------------   -----------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                                       1,271,001       5,313,231      9,910,728     6,096,532
--------------------------------------------------------------
  Shares issued in connection with merger (2)                               --              --             --            --
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                               15,097          16,857         74,609       160,508
--------------------------------------------------------------
  Redemption of shares                                              (1,888,512)     (5,807,235)    (1,741,180)   (6,030,035)
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Net increase (decrease)                                             (602,414)       (477,147)     8,244,157       227,005
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  CLASS A SHARES*
  Proceeds from sale of shares                                              --              --             --            --
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                                   --              32             --            --
--------------------------------------------------------------
  Redemption of shares                                                      --          (1,172)            --            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Net decrease                                                              --          (1,140)            --            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  CLASS B SHARES*
  Proceeds from sale of shares                                              --              --             --            --
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                                   --              --             --            --
--------------------------------------------------------------
  Redemption of shares                                                      --              --             --            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Net decrease                                                              --              --             --            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Net increase (decrease) from share transactions                     (602,414)       (478,287)     8,244,157       227,005
--------------------------------------------------------------     -----------     -----------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               (531,600)        474,061     10,185,264    (1,155,128)
--------------------------------------------------------------
NET ASSETS:
  Beginning of period                                               17,050,098      16,576,037     13,484,147    14,639,275
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  End of period                                                    $16,518,498     $17,050,098    $23,669,411   $13,484,147
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Undistributed net investment income,
   (accumulated net investment loss),
   (distributions in excess of net investment
   income), end of period                                          $        --     $       734    $     3,829   $     3,096
--------------------------------------------------------------     ===========     ===========    ===========   ===========
-----------------------------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

-----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended September 30, 2003 (Unaudited)
and the Year Ended March 31, 2003
(Unless Otherwise Indicated)
                                                                             CORE                          GROWTH
                                                                         EQUITY FUND                  OPPORTUNITIES FUND
                                                                -----------------------------    ---------------------------
                                                                PERIOD ENDED      YEAR ENDED      PERIOD ENDED    YEAR ENDED
                                                                  SEPT. 30,         MAR. 31,        SEPT. 30,      MAR. 31,
                                                                    2003             2003             2003           2003
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                    $    573,086    $  1,168,439   $    (96,849) $   (205,576)
--------------------------------------------------------------
  Net realized gain (loss) on investments
   and foreign currency transactions                                (1,124,966)     (1,205,984)      (710,474)     (609,410)
--------------------------------------------------------------
  Change in unrealized appreciation
   (depreciation) on investments and
   foreign currency transactions                                    12,479,944     (29,134,949)    11,103,901   (11,084,648)
--------------------------------------------------------------    ------------    ------------   ------------  ------------
  Net increase (decrease) in net assets
   resulting from operations                                        11,928,064     (29,172,494)    10,296,57    (11,899,634)
--------------------------------------------------------------    ------------    ------------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
--------------------------------------------------------------
   Institutional class shares                                         (577,307)     (1,145,501)            --            --
--------------------------------------------------------------
   Class A shares*                                                          --            (277)            --            --
--------------------------------------------------------------
   Class B shares*                                                          --            (167)            --            --
--------------------------------------------------------------
  Return of capital                                                         --         (26,634)            --            --
--------------------------------------------------------------
  Net capital gains
--------------------------------------------------------------
   Institutional class shares                                               --        (766,532)            --            --
--------------------------------------------------------------
   Class A shares*                                                          --            (274)            --            --
--------------------------------------------------------------
   Class B shares*                                                          --            (606)            --            --
--------------------------------------------------------------    ------------    ------------   ------------  ------------
  Total distributions                                                 (577,307)     (1,939,991)            --            --
--------------------------------------------------------------    ------------    ------------   ------------  ------------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                                       4,052,327       8,758,687      6,630,471    15,127,227
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                              231,935         781,100             --             3
--------------------------------------------------------------
  Redemption of shares                                              (9,560,529)    (15,748,808)    (4,932,567)  (11,196,961)
--------------------------------------------------------------    ------------    ------------   ------------  ------------
  Net increase (decrease)                                           (5,276,267)     (6,209,021)     1,697,904     3,930,269
--------------------------------------------------------------    ------------    ------------   ------------  ------------
  CLASS A SHARES*
  Proceeds from sale of shares                                              --          13,084             --        17,053
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                                   --             550             --           --
--------------------------------------------------------------
  Redemption of shares                                                      --         (38,755)            --       (50,957)
--------------------------------------------------------------    ------------    ------------   ------------  ------------
  Net decrease                                                              --         (25,121)            --       (33,904)
--------------------------------------------------------------    ------------    ------------   ------------  ------------
  CLASS B SHARES*
  Proceeds from sale of shares                                              --          54,340             --        13,106
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                                   --             773             --            --
--------------------------------------------------------------
  Redemption of shares                                                      --         (81,972)            --       (98,189)
--------------------------------------------------------------    ------------    ------------   ------------  ------------
  Net decrease                                                              --         (26,859)            --       (85,083)
--------------------------------------------------------------    ------------    ------------   ------------  ------------
  Net increase (decrease) from share transactions                   (5,276,267)     (6,261,001)     1,697,904     3,811,282
--------------------------------------------------------------    ------------    ------------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              6,074,490     (37,373,486)    11,994,482    (8,088,352)
--------------------------------------------------------------
NET ASSETS:
  Beginning of period                                               94,999,779     132,373,265     45,622,063    53,710,415
--------------------------------------------------------------    ------------    ------------   ------------  ------------
  End of period                                                   $101,074,269    $ 94,999,779   $ 57,616,545  $ 45,622,063
--------------------------------------------------------------    ============    ============   ============  ============
  Undistributed net investment income,
   (accumulated net investment loss),
   (distributions in excess of net
   investment income), end of period                              $     (4,221)   $         --   $    (96,849) $         --
--------------------------------------------------------------    ============    ============   ============  ============
-----------------------------------------------------------------------------------------------------------------------------

  * Class A and B shares were fully liquidated on December 30, 2002.
 (1) See Note 6 in the Notes to Financial Statements for additional information.
 (2) Commenced operations on May 30, 2002.

See Notes to Financial Statements.

                                                                                                               [Logo Omitted]
-----------------------------------------------------------------------------------------------------------------------------





                                                                                                        INTERNATIONAL
                                                                       SMALL COMPANY FUND              EQUITY FUND (2)
                                                                   --------------------------    --------------------------
                                                                    PERIOD ENDED  YEAR ENDED     PERIOD ENDED     YEAR ENDED
                                                                     SEPT. 30,     MAR. 31,        SEPT. 30,       MAR. 31,
                                                                       2003          2003            2003            2003
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                     $   113,634     $   138,053    $   119,118   $    29,886
--------------------------------------------------------------
  Net realized gain (loss) on investments
   and foreign currency transactions                                   398,230      (1,069,973)        (6,645)     (634,814)
--------------------------------------------------------------
  Change in unrealized appreciation
   (depreciation) on investments and
   foreign currency transactions                                     4,615,334      (3,410,301)     2,840,897    (1,048,152)
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Net increase (decrease) in net assets
   resulting from operations                                         5,127,198      (4,342,221)     2,953,370    (1,653,080)
--------------------------------------------------------------     -----------     -----------    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
--------------------------------------------------------------
   Institutional class shares                                         (114,439)       (137,885)            --            --
--------------------------------------------------------------
   Class A shares*                                                          --            (341)            --            --
--------------------------------------------------------------
   Class B shares*                                                          --              --             --            --
--------------------------------------------------------------
  Return of capital                                                         --            (530)            --            --
--------------------------------------------------------------
  Net capital gains
--------------------------------------------------------------
   Institutional class shares                                               --              --             --            --
--------------------------------------------------------------
   Class A shares*                                                          --              --             --            --
--------------------------------------------------------------
   Class B shares*                                                          --              --             --            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Total distributions                                                 (114,439)       (138,756)            --            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                                       3,796,503      12,579,945      1,900,155    13,602,015
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                               62,982          76,372             --            --
--------------------------------------------------------------
  Redemption of shares                                              (1,930,300)     (4,275,069)    (1,265,993)     (453,330)
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Net increase (decrease)                                            1,929,185       8,381,248        634,162    13,148,685
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  CLASS A SHARES*
  Proceeds from sale of shares                                              --          66,440             --            --
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                                   --             335             --            --
--------------------------------------------------------------
  Redemption of shares                                                      --        (152,537)            --            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Net decrease                                                              --         (85,762)            --            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  CLASS B SHARES*
  Proceeds from sale of shares                                              --          58,684             --            --
--------------------------------------------------------------
  Proceeds from reinvestment of dividends                                   --              --             --            --
--------------------------------------------------------------
  Redemption of shares                                                      --        (156,292)            --            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Net decrease                                                              --         (97,608)            --            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  Net increase (decrease) from share transactions                    1,929,185       8,197,878        634,162    13,148,685
--------------------------------------------------------------     -----------     -----------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              6,941,944       3,716,901      3,587,532    11,495,605
--------------------------------------------------------------
NET ASSETS:
  Beginning of period                                               26,477,886      22,760,985     11,495,605            --
--------------------------------------------------------------     -----------     -----------    -----------   -----------
  End of period                                                    $33,419,830     $26,477,886    $15,083,137   $11,495,605
--------------------------------------------------------------     ===========     ===========    ===========   ===========
  Undistributed net investment income,
   (accumulated net investment loss),
   (distributions in excess of net
   investment income), end of period                               $      (604)    $       201    $   100,158   $   (10,665)
--------------------------------------------------------------     ===========     ===========    ===========   ===========
-----------------------------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)


------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Six Month Period Ended
September 30, 2003 (Unaudited)
and the Years Ended March 31, (Unless Otherwise Indicated)



                                 Net Realized
                                     and                    Distri-   Distri-
            Net Asset             Unrealized                butions   butions     Total     Net Asset
              Value,      Net        Gains       Total     from Net     from     Dividends    Value,
            Beginning Investment  (Losses) on     from    Investment  Capital      and        End of
            of Period   Income    Investments  Operations   Income     Gains   Distributions  Period
-----------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
Institutional Class
2003++*     $10.13     $0.17        $ 0.04        $0.21     $(0.23)  $   --      $(0.23)    $10.11
2003          9.59      0.39          0.63         1.02      (0.48)      --       (0.48)     10.13
2002         10.01      0.52         (0.39)        0.13      (0.53)   (0.02)      (0.55)      9.59
2001          9.56      0.53          0.45         0.98      (0.53)      --       (0.53)     10.01
2000         10.01      0.51         (0.45)        0.06      (0.51)      --       (0.51)      9.56
1999          9.97      0.51          0.04         0.55      (0.51)      --       (0.51)     10.01

---------------
INCOME FUND (A)
---------------
Institutional Class
2003++*     $10.27     $0.16        $ 0.02        $0.18     $(0.24)  $(0.05)     $(0.29)    $10.16
2003          9.81      0.55          0.49         1.04      (0.57)   (0.01)      (0.58)     10.27
2002         10.00      0.61         (0.15)        0.46      (0.61)   (0.04)      (0.65)      9.81
2001(1)      10.00      0.03         (0.01)        0.02      (0.02)      --       (0.02)     10.00

----------------------
NEBRASKA TAX-FREE FUND
----------------------
Institutional Class
2003*       $10.22     $0.18        $ 0.06        $0.24     $(0.18)  $   --      $(0.18)    $10.28
2003          9.81      0.38          0.50         0.88      (0.38)   (0.09)      (0.47)     10.22
2002         10.02      0.40         (0.13)        0.27      (0.40)   (0.08)      (0.48)      9.81
2001(1)      10.00      0.02          0.02         0.04      (0.02)      --       (0.02)     10.02

----------------------
COLORADO TAX-FREE FUND
----------------------
Institutional Class
2003*       $10.51     $0.17        $ 0.05        $0.22     $(0.17)  $  --       $(0.17)    $10.56
2003          9.93      0.35          0.65         1.00      (0.35)   (0.07)      (0.42)     10.51
2002         10.06      0.35         (0.13)        0.22      (0.35)     --        (0.35)      9.93
2001(1)      10.00      0.02          0.06         0.08      (0.02)     --        (0.02)     10.06

-------------
BALANCED FUND
-------------
Institutional Class
2003*       $ 9.02     $0.04        $ 1.34        $1.38     $(0.04)  $  --       $(0.04)    $10.36
2003          9.95      0.10         (0.92)       (0.82)     (0.11)     --        (0.11)      9.02
2002          9.75      0.21          0.19         0.40      (0.20)     --        (0.20)      9.95
2001          9.29      0.27          0.46         0.73      (0.27)     --        (0.27)      9.75
2000         11.06      0.34         (0.98)       (0.64)     (0.35)   (0.78)      (1.13)      9.29
1999         12.24      0.38         (0.81)       (0.43)     (0.38)   (0.37)      (0.75)     11.06


                                                                       Ratio of
                                                                       Expenses
                                                                      to Average
                                                        Ratio of Net  Net Assets
                                            Ratio of     Investment   (Excluding
                            Net Assets,     Expenses     Income to     Waivers and   Portfolio
                  Total       End of       to Average     Average      Directed      Turnover
                 Return+   Period (000s)   Net Assets   Net Assets     Brokerage)      Rate
------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
Institutional Class
2003++*            2.15%     $63,309          0.73%        3.30%         1.01%         35.29%
2003              10.87       56,064          0.76         4.06          1.04          70.24
2002               1.26       47,520          0.75         5.23          1.03         117.82
2001              10.52       46,827          0.96         5.57          1.14          68.51
2000               0.71       21,008          1.02         5.28          1.18          36.41
1999               5.61       21,636          0.97         5.05          1.13          21.36
---------------
INCOME FUND (A)
---------------
Institutional Class
2003++*            1.82%     $99,451          0.85%        3.19%        1.10%        62.99%
2003              10.79       75,111          0.89         4.47         1.14         82.42
2002               4.65       64,047          0.81         4.83         1.08         85.17
2001(1)            0.25       70,901          1.09         5.62         1.37          3.51
----------------------
NEBRASKA TAX-FREE FUND
----------------------
Institutional Class
2003*              2.40%     $93,798          0.90%        3.56%        1.18%         2.31%
2003               9.03       95,181          0.90         3.71         1.18         12.00
2002               2.79      100,111          0.86         3.92         1.14         49.72
2001(1)            0.34      121,961          1.10         3.49         1.38            --
----------------------
COLORADO TAX-FREE FUND
----------------------
Institutional Class
2003*              2.12%     $16,518          0.90%        3.23%        1.28%         4.80%
2003              10.23       17,050          0.90         3.37         1.40         12.79
2002               2.22       16,575          0.90         3.48         1.19          3.32
2001(1)            0.76       11,855          0.90         3.67         1.57            --
-------------
BALANCED FUND
-------------
Institutional Class
2003*             15.32%     $23,669          1.21%        0.97%        1.43%        42.61%
2003              (8.19)      13,484          1.35         1.16         1.53         57.10
2002               4.10       14,639          1.25         2.09         1.54         84.57
2001               8.10        6,414          1.73         2.88         2.09         77.44
2000              (6.18)      12,010          1.10         3.16         1.42         31.43
1999              (3.73)      23,883          1.01         3.20         1.32         33.17



See Notes to Financial Statements.

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------



                                  Net Realized
                                and Distributions
            Net Asset     Net     Unrealized                                                      Total        Net Asset
             Value,   Investment     Gains        Total         Net                             Dividends        Value,
            Beginning   Income    (Losses) on     from      Investment    Return    Capital        and           End of
            of Period   (Loss)    Investments   Operations    Income    of Capital   Gains     Distributions     Period
--------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
Institutional Class
2003*        $ 7.51     $ 0.05      $ 0.91       $ 0.96      $(0.05)     $   --     $   --      $(0.05)         $ 8.42
2003           9.89       0.09       (2.32)       (2.23)      (0.09)         --**    (0.06)      (0.15)           7.51
2002           9.51       0.12        0.50         0.62       (0.11)         --      (0.13)      (0.24)           9.89
2001           9.00       0.12        0.57         0.69       (0.11)      (0.02)     (0.05)      (0.18)           9.51
2000          13.36       0.19       (1.21)       (1.02)      (0.19)         --      (3.15)      (3.34)           9.00
1999          16.19       0.26       (1.66)       (1.40)      (0.26)         --      (1.17)      (1.43)          13.36
-------------------------
GROWTH OPPORTUNITIES FUND
-------------------------
Institutional Class
2003++*      $ 9.53     $(0.02)     $ 2.16       $ 2.14      $   --      $   --     $   --      $   --          $11.67
2003          12.10      (0.04)      (2.53)       (2.57)         --          --         --          --            9.53
2002          11.22       0.06        0.90         0.96       (0.08)         --         --       (0.08)          12.10
2001          11.44       0.07       (0.23)       (0.16)      (0.06)         --         --       (0.06)          11.22
2000           9.48       0.01        1.95         1.96          --          --         --         --            11.44
1999(2)       10.00       0.10       (0.53)       (0.43)      (0.09)         --         --       (0.09)           9.48
------------------
SMALL COMPANY FUND
------------------
Institutional Class
2003*        $12.38     $ 0.05      $ 2.29       $ 2.34      $(0.05)     $   --     $   --      $(0.05)         $14.67
2003          14.79       0.07       (2.41)       (2.34)      (0.07)         --**       --       (0.07)          12.38
2002          12.26       0.10        2.68         2.78       (0.10)         --      (0.15)      (0.25)          14.79
2001          10.31       0.12        1.95         2.07       (0.12)         --         --       (0.12)          12.26
2000           9.85       0.10        0.65         0.75       (0.10)         --      (0.19)      (0.29)          10.31
1999          12.94       0.18       (2.73)       (2.55)      (0.18)         --      (0.36)      (0.54)           9.85
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
Institutional Class
2003*        $ 7.44     $ 0.07      $ 1.82       $ 1.89      $   --      $   --     $   --      $   --          $ 9.33
2003++(3)     10.00       0.03       (2.59)       (2.56)         --          --         --          --            7.44




                                                                      Ratio of
                                                                      Expenses
                                                                     to Average
                                                       Ratio of Net  Net Assets
                         Ratio of Investment                         (Excluding
                           Net Assets,    Expenses     Income (Loss)  Waivers and   Portfolio
                  Total      End of      to Average     to Average     Directed      Turnover
                 Return+  Period (000s)  Net Assets     Net Assets    Brokerage)      Rate
-----------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
Institutional Class
2003*             12.76%   $101,074         1.09%           1.12%        1.22%         5.41%
2003             (22.64)     95,000         1.12            1.08         1.25         13.03
2002               6.64     132,295         1.03            1.09         1.20         15.90
2001               7.82     144,092         1.11            1.10         1.23         85.62
2000              (9.29)     87,537         1.07            1.47         1.18         23.29
1999              (9.20)    231,586         1.03            1.74         1.15         24.19
-------------------------
GROWTH OPPORTUNITIES FUND
-------------------------
Institutional Class
2003++*           22.46%   $ 57,617         1.04%          (0.36)%       1.14%        30.25%
2003             (21.24)     45,622         1.08           (0.43)        1.26         62.14
2002               8.58      53,558         0.99            0.47         1.26         82.77
2001              (1.38)     45,590         0.96            0.89         1.28         71.62
2000              20.72      23,013         1.03            0.10         1.41         73.90
1999(2)           (4.28)     14,318         1.21            1.15         1.63         71.80
------------------
SMALL COMPANY FUND
------------------
Institutional Class
2003*             18.93%   $ 33,420         0.98%           0.73%        1.41%         7.64%
2003             (15.81)     26,478         1.20            0.60         1.63         11.47
2002              22.95      22,532         1.21            0.73         1.64         27.38
2001              20.12      11,027         1.53            1.07         2.03         45.58
2000               7.55       8,624         1.46            0.89         2.02         36.71
1999             (20.18)     13,096         1.21            1.55         1.71         26.20
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
Institutional Class
2003*             25.40%   $ 15,083         1.56%           1.72%        1.76%        48.59%
2003++(3)        (25.60)(4)  11,496         1.61(4)         0.52(4)      2.21         36.54

 *  For the six month period ended September 30, 2003. All ratios for the period have been annualized.
**  Value is less than $0.01. + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
 ++ Per share data calculated using average shares method.
(1) Commenced operations on March 9, 2001. All ratios for the period have been annualized.
(2) Commenced operations on April 1, 1998. All ratios for the period have been annualized.
(3) Commenced operations on May 30, 2002. All ratios for the period have been annualized.
(4) Net of voluntary waivers from the administrator. Excluding the voluntary waivers from the administrator, the total return, ratio of expenses including waivers and ratio of net investment income would have been
    (26.05)%, 2.01% and 0.12%, respectively.
(A) On September 1, 2003, the Bond Fund exchanged all of its assets and certain liabilities for shares of the Income Fund. The Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its opening results for the periods prior to
    September 1, 2003 have been carried forward in these financial highlights.
 Amounts designated as "--" are either $0 or have been rounded to $0.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
September 30, 2003 (Unaudited)


1. Organization

First Focus Funds, Inc. (the "Company") was organized in October, 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series is a diversified portfolio of securities with its own distinct investment objectives and policies. At September 30, 2003, the series presently authorized are the Short/Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Colorado Tax-Free Fund, the Balanced Fund, the Core Equity Fund, the Growth Opportunities Fund, the Small Company Fund and the International Equity Fund (individually referred to as a "Fund" and collectively as the "Funds").

All Funds presently offer Institutional Class shares without a sales charge. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. Prior to December 30, 2002, Class A and B shares were offered by the Income, Core Equity, Growth Opportunities and Small Company Funds. Class A shares were offered by the Nebraska Tax-Free and Colorado Tax-Free Funds. Class A shares were sold with a front end sales charge and Class B shares were sold with a contingent deferred sales charge for seven years. As of December 30, 2002 Class A and Class B shares were fully liquidated.


2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

(A) USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

(B) INVESTMENT VALUATION

Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price.

Securities traded in the over-the-counter markets are valued at the latest bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the respective Fund's investment adviser, FNB Fund Advisers ("FNB") or FNC Fund Advisers ("FNC") collectively, the "Advisers," both divisions of First National Bank, and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Company's Board of Directors.

(C) FOREIGN CURRENCY TRANSLATION

The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------



securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International Equity Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

(D) EXPENSES

Each Fund is charged for those expenses that are directly attributable to the Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective daily net assets.

(E) DISTRIBUTIONS TO SHAREHOLDERS

The Short/Intermediate Bond, Income, Nebraska Tax-Free and Colorado Tax-Free Funds declare dividends of net investment income daily and pay them monthly. The Core Equity and Small Company Funds declare and pay monthly, the Balanced Fund declares and pays quarterly and the Growth Opportunities and International Equity Funds declare and pay annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

(F) OTHER

Investment transactions are accounted for on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized over the expected life of each applicable security.


3. Investment Advisory and Other Agreements

The Funds have agreements with the respective Advisers to furnish investment advisory services to the Funds. Under the terms of these agreements, the Funds will pay a monthly fee at the annual rate of the following percentages on average daily net assets: to FNB, 0.50% for the Short/Intermediate Bond Fund, 0.60% for the Income Fund, 0.70% for the Nebraska Tax-Free Fund, 0.75% for the Balanced and Core Equity Funds, 0.85% for the Small Company Fund and 1.00% for the International Equity Fund; and to FNC, 0.70% for the Colorado Tax-Free Fund and 0.75% for the Growth Opportunities Fund. FNC has contractually agreed to waive or reimburse all or a portion of its fee so that the total operating expenses in the Colorado Tax-Free Fund will not exceed 0.90%. Effective July 31, 2003 the advisers of the Balanced and Growth Fund have voluntarily agreed to waive to 0.99% of the advisory fee.

KBC Asset Management International Ltd. ("KBCAM"), a subsidiary of KBCAM Limited, serves as the investment sub-adviser to the International Equity Fund. Under the terms of this agreement, FNB will pay to KBCAM a monthly fee of 0.50% of average daily net assets of the Fund. KBCAM has voluntarily agreed to waive 0.10% of it's sub-advisory fee. This voluntary agreement may discontinue at any time.

FNB serves as custodian for each of the Funds, with the exception of the International Equity Fund, for which The Northern Trust Company acts as custodian. FNB, as custodian, receives compensation from each of the Funds for such services in an amount equal to a fee, computed

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2003 (Unaudited)


daily and payable monthly, at an annual rate of 0.03% of each Fund's average daily net assets. For the period ended September 30, 2003, FNB waived all of its fees in all of the Funds. The Northern Trust Company receives as compensation from the International Equity Fund a fee, computed daily and paid monthly, at an annual rate of 0.065% of the Fund's average daily net assets, subject to a minimum fee of $15,000 annually.

FNB also serves as the Funds' Transfer Agent. They receive some out of pocket compensation from each of the Funds for their services. DST Systems, Inc., is the sub-transfer agent, whose functions include disbursing dividends and other distributions.

During the fiscal period ended September 30, 2003 SEI Investments Global Funds Services (the "Administrator") acted as Administrator for each of the Funds. As compensation for its administrative and accounting services, the Administrator received a fee, computed daily and paid monthly, at an annual rate of 0.20% of each Fund's average daily net assets, subject to an aggregate minimum fee of $788,500 for all Funds.

The Advisers may periodically volunteer to reduce all or a portion of their fees with respect to one or more Funds. These waivers may be terminated at any time. The Advisers may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fees will cause the yield and total return of that Fund to be higher than it would be in the absence of such reduction.

During the fiscal period ended September 30, 2003 SEI Investments Distribution Co. (the "Distributor") acted as Distributor for each of the Funds pursuant to a Distribution Agreement with the Company.

Effective October 1, 2003, the First Focus Board of Directors approved a change in the Administrator from SEI Investments Global Fund Services to BISYS Fund Services Ohio, Inc. and a change in the Distributor from SEIInvestments Distribution Co. to BISYS Fund Services, Limited Partnership.


4. Distribution and Service Plans

The Company's Board of Directors had adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class A shares of each Fund ("Class A Plan"). The Class A Plan permitted payment of Distribution fees of 0.25% of the average daily net assets of that Class. The Company's Board of Directors had also adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares of each Fund ("Class B Plan"). The Class B Plan permitted Distribution fees of 0.75% and Service fees of 0.25% of the average daily net assets of that Class. Such amounts were used to pay banks, broker/dealers and other institutions, which included the Advisers, their correspondents and affiliated banks and the Distributor for distribution and shareholder services. Class A and B shares were fully liquidated on December 30, 2002.

Some Funds direct certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the following Funds had expenses reduced by the amounts shown below. The effect on the Fund's expense ratios, as a percentage of the average net assets of the Fund on an annualized basis, for the period ended September 30, 2003, is as follows:

FUND                                 AMOUNT        RATIO
-----                                ------        -----
Balanced Fund                        $2,812        0.04%
Growth Opportunities Fund            $9,840        0.04%

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------



5. Administrative Services Plan

The Company has adopted an Administrative Services Plan for the Institutional Class pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, that may include the Advisers, their correspondent and affiliated banks and the Administrator (each a "Service Organization"). Such Service Organizations agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of shares of that Fund.

Effective November 1, 1996, the Company entered into an agreement under the Plan with First National Bank at an annual rate of 0.10% of the average daily net assets serviced for each of the Short/Intermediate Bond, Income, Nebraska Tax-Free, Balanced, Core Equity, Small Company, and the International Equity Fund. FNB has voluntarily agreed to waive 0.05% of the Funds' fee, with the exception of the International Equity Fund. This voluntary agreement may discontinue at any time.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2003 (Unaudited)


6. Capital Stock

The Company is authorized to issue a total of 1,000,000,000 shares of common stock in series with a par value of $0.00001 per share. The Board of Directors is empowered to issue other series of the Company's shares without shareholder approval.

                                                                  SHORT/INTERMEDIATE
                                                                      BOND FUND                           INCOME FUND
                                                            -----------------------------        -----------------------------------
                                                            PERIOD ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                             SEPT. 30,           MAR. 31,         SEPT. 30,           MAR. 31
                                                               2003                2003             2003               2003
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                                1,428,083          1,566,383+          298,519          1,664,630
----------------------------------------------------------
  Shares issued in connection with merger (1)                       --                 --         3,027,244                 --
----------------------------------------------------------
  Shares issued to holders in reinvestment of dividends         51,976            101,725            42,374             11,681
----------------------------------------------------------
  Shares redeemed                                             (754,949)        (1,086,815)         (893,000)          (891,954)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net increase (decrease)                                      725,110            581,293         2,475,137            784,357
----------------------------------------------------------   ---------         ----------         ---------          ---------
  CLASS A SHARES*
  Shares sold                                                       --                 --                --              3,836
----------------------------------------------------------
  Shares issued to holders in reinvestment of dividends             --                 --                --                129
----------------------------------------------------------
  Shares redeemed                                                   --                 --                --             (4,078)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net decrease                                                      --                 --                --               (113)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  CLASS B SHARES*
  Shares sold                                                       --                 --                --              4,448
----------------------------------------------------------
  Shares issued to holders in reinvestment of dividends             --                 --                --                197
----------------------------------------------------------
  Shares redeemed                                                   --                 --                --             (7,744)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net decrease                                                      --                 --                --             (3,099)
----------------------------------------------------------   ---------         ----------         ---------          ---------
Net increase (decrease) from share transactions                725,110            581,293         2,475,137            781,145
----------------------------------------------------------   =========         ==========         =========          =========
------------------------------------------------------------------------------------------------------------------------------------

* Class A and B shares were fully liquidated on December 30, 2002.
+ Includes in-kind purchases (see Note 10 in the Notes to Financial Statements).
(1) See Note 11 in the Notes to Financial Statements for additional information.

                                                                                                                      [Logo Omitted]
------------------------------------------------------------------------------------------------------------------------------------





                                                                       NEBRASKA                             COLORADO
                                                                     TAX-FREE FUND                        TAX-FREE FUND
                                                            -----------------------------        -----------------------------------
                                                            PERIOD ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                             SEPT. 30,           MAR. 31,         SEPT. 30,           MAR. 31,
                                                               2003                2003             2003               2003
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                                  234,216            767,492           119,815            515,437
----------------------------------------------------------
  Shares issued in connection with merger (1)                       --                 --                --                 --
----------------------------------------------------------
  Shares issued to holders in reinvestment of dividends          3,826              7,645             1,436              1,619
----------------------------------------------------------
  Shares redeemed                                             (420,863)        (1,673,442)         (178,581)          (563,177)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net increase (decrease)                                     (182,821)          (898,305)          (57,330)           (46,121)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  CLASS A SHARES*
  Shares sold                                                       --            142,550                --                 --
----------------------------------------------------------
  Shares issued to holders in reinvestment of dividends             --              8,504                --                  3
----------------------------------------------------------
  Shares redeemed                                                   --           (546,364)               --               (113)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net decrease                                                      --           (395,310)               --               (110)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  CLASS B SHARES*
  Shares sold                                                       --                 --                --                 --
----------------------------------------------------------
  Shares issued to holders in reinvestment of dividends             --                 --                --                 --
----------------------------------------------------------
  Shares redeemed                                                   --                 --                --                 --
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net decrease                                                      --                 --                --                 --
----------------------------------------------------------   ---------         ----------         ---------          ---------
Net increase (decrease) from share transactions               (182,821)        (1,293,615)          (57,330)           (46,231)
----------------------------------------------------------   =========         ==========         =========          =========
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                              CORE
                                                                     BALANCED FUND                         EQUITY FUND
                                                            -----------------------------        -----------------------------------
                                                            PERIOD ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                             SEPT. 30,           MAR. 31,         SEPT. 30,           MAR. 31,
                                                               2003                2003             2003               2003
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                                  959,176            660,296           485,059          1,065,801
----------------------------------------------------------
  Shares issued in connection with merger (1)                       --                 --                --                 --
----------------------------------------------------------
  Shares issued to holders in reinvestment of dividends          7,300             17,631            27,909             96,426
----------------------------------------------------------
  Shares redeemed                                             (176,074)          (655,215)       (1,154,146)        (1,895,946)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net increase (decrease)                                      790,402             22,712          (641,178)          (733,719)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  CLASS A SHARES*
  Shares sold                                                       --                 --                --              1,364
----------------------------------------------------------
  Shares issued to holders in reinvestment of dividends             --                 --                --                 68
----------------------------------------------------------
  Shares redeemed                                                   --                 --                --             (4,935)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net decrease                                                      --                 --                --             (3,503)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  CLASS B SHARES*
  Shares sold                                                       --                 --                --              5,827
----------------------------------------------------------
  Shares issued to holders in reinvestment of dividends             --                 --                --                 96
----------------------------------------------------------
  Shares redeemed                                                   --                 --                --            (10,383)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net decrease                                                      --                 --                --             (4,460)
----------------------------------------------------------   ---------         ----------         ---------          ---------
Net increase (decrease) from share transactions                790,402             22,712          (641,178)          (741,682)
----------------------------------------------------------   =========         ==========         =========          =========
------------------------------------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2003 (Unaudited)


                                                                        GROWTH                                SMALL
                                                                  OPPORTUNITIES FUND                      COMPANY FUND
                                                            -----------------------------        -----------------------------------
                                                            PERIOD ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                             SEPT. 30,           MAR. 31,         SEPT. 30,           MAR. 31,
                                                               2003                2003             2003               2003
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                                  596,760          1,468,505           269,544            949,556
----------------------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                                    --                 --             4,482              5,945
----------------------------------------------------------
  Shares redeemed                                             (446,778)        (1,198,785)         (136,151)          (339,311)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net increase                                                 149,982            358,720           137,875            616,190
----------------------------------------------------------   ---------         ----------         ---------          ---------
  CLASS A SHARES*
  Shares sold                                                       --              1,467                --              4,673
----------------------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                                    --                 --                --                 26
----------------------------------------------------------
  Shares redeemed                                                   --             (5,182)               --            (11,950)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net decrease                                                      --             (3,715)               --             (7,251)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  CLASS B SHARES*
  Shares sold                                                       --              1,199                --              3,977
----------------------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                                    --                 --                --                 --
----------------------------------------------------------
  Shares redeemed                                                   --            (10,091)               --            (12,201)
----------------------------------------------------------   ---------         ----------         ---------          ---------
  Net decrease                                                      --             (8,892)               --             (8,224)
----------------------------------------------------------   ---------         ----------         ---------          ---------
Net increase from share transactions                           149,982            346,113           137,875            600,715
----------------------------------------------------------   =========         ==========         =========          =========
------------------------------------------------------------------------------------------------------------------------------------

                                                                     INTERNATIONAL
                                                                     EQUITY FUND(1)
                                                            ------------------------------
                                                            PERIOD ENDED        YEAR ENDED
                                                             SEPT. 30,            MAR. 31,
                                                               2003                 2003
------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                                  212,358          1,601,395
----------------------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                                    --                 --
----------------------------------------------------------
  Shares redeemed                                             (141,297)           (56,155)
----------------------------------------------------------   ---------         ----------
  Net increase                                                  71,061          1,545,240
----------------------------------------------------------   ---------         ----------
  CLASS A SHARES*
  Shares sold                                                       --                 --
----------------------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                                    --                 --
----------------------------------------------------------
  Shares redeemed                                                   --                 --
----------------------------------------------------------   ---------         ----------
  Net decrease                                                      --                 --
----------------------------------------------------------   ---------         ----------
  CLASS B SHARES*
  Shares sold                                                       --                 --
----------------------------------------------------------
  Shares issued to holders in reinvestment
    of dividends                                                    --                 --
----------------------------------------------------------
  Shares redeemed                                                   --                 --
----------------------------------------------------------   ---------         ----------
  Net decrease                                                      --                 --
----------------------------------------------------------   ---------         ----------
Net increase from share transactions                            71,061          1,545,240
----------------------------------------------------------   =========         ==========
-------------------------------------------------------------------------------------------

  * Class A and B shares were fully liquidated on December 30, 2002. (1) Commenced operations on May 30, 2002.

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------



7. Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six month period ended September 30, 2003 were as follows:

                              SHORT/
                            INTERMEDIATE                               NEBRASKA            COLORADO
                               BOND                  INCOME            TAX-FREE            TAX-FREE             BALANCED
                               FUND                   FUND               FUND               FUND                  FUND
-------------------------------------------------------------------------------------------------------------------------------

Purchases
 U.S. Government            $22,133,135            $41,542,611        $       --        $      --              $5,965,831
 Other                        4,207,751              4,289,477         2,119,161           789,283              8,617,627

----------------
Sales
 U.S. Government            $18,717,590            $41,223,025        $       --        $       --             $1,378,038
 Other                        1,510,817              6,789,294         2,592,390         1,528,433              5,580,771

-------------------------------------------------------------------------------------------------------------------------------


                               CORE                  GROWTH              SMALL          INTERNATIONAL
                              EQUITY               OPPORTUNITIES        COMPANY            EQUITY
                               FUND                   FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------

Purchases
 U.S. Government             $       --            $        --        $       --        $       --
 Other                        5,136,711             18,079,689         2,181,636         7,211,257

----------------
Sales
 U.S. Government             $       --            $        --        $       --        $       --
 Other                        9,132,516             15,935,929         2,306,930         6,599,065

---------------------------------------------------------------------------------------------------------------

8. Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of the income to its shareholders that will be sufficient to relieve it from all or substantially all Federal income taxes.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations that may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent and they are charged or credited to paid in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to cumulative market discount and premium on bonds and reclassification of gains and losses on mortgage and asset backed securities, have been reclassified to/from the following accounts:

                                        UNDISTRIBUTED     ACCUMULATED
                                       NET INVESTMENT      REALIZED
                                           INCOME            LOSS
--------------------------------------------------------------------------------
Short/Intermediate Bond Fund              $ 65,484         $ (65,484)
----------------------------
Income Fund                                757,651          (757,651)
--------------------------------------------------------------------------------

These reclassifications had no impact on net assets or net asset value per share.

The Funds had capital loss carryforwards available at March 31, 2003 to offset future realized capital gains throughout the indicated expiration dates as follows:

                                            2008             2009              2010              2011               TOTAL
-------------------------------------------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund              $     --        $       --        $       --        $  479,174        $  479,174
----------------------------
Balanced Fund                                   --         1,976,125           111,228           405,832         2,493,185
----------------------------
Core Equity Fund                                --                --                --         1,066,251         1,066,251
----------------------------
Growth Opportunities Fund                  181,504                --         1,442,348                --         1,623,852
----------------------------
Small Company Fund                              --                --                --           740,567           740,567
----------------------------
International Equity Fund                       --                --                --           294,795           294,795
-------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
September 30, 2003 (Unaudited)


It is management's intention to make no distribution of any future capital gains until the Federal income tax loss carryforwards are exhausted.

For Federal income tax purposes, the cost of securities owned at September 30, 2003, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. Additionally, these amounts were different for the Short/Intermediate Bond and Income Funds due to cumulative market discount and premium on bonds held as of September 30, 2003 in the Funds. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at September 30, 2003, were as follows:

                                                                                                                NET
                                                 FEDERAL        AGGREGATED GROSS     AGGREGATED GROSS       UNREALIZED
                                                TAX COST          APPRECIATION         DEPRECIATION        APPRECIATION
------------------------------------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund                 $61,321,692         $ 1,558,809          $  (273,705)        $ 1,285,104
-----------------------------
Income Fund                                   96,471,169           2,621,118             (379,488)          2,241,630
-----------------------------
Nebraska Tax-Free Fund                        87,867,154           5,247,235              (49,000)          5,198,235
-----------------------------
Colorado Tax-Free Fund                        15,308,869           1,092,342              (37,494)          1,054,848
-----------------------------
Balanced Fund                                 21,688,365           2,480,154             (616,797)          1,863,357
-----------------------------
Core Equity Fund                              83,662,895          22,145,133           (5,334,174)         16,810,959
-----------------------------
Growth Opportunities Fund                     46,327,850          13,418,786           (1,685,778)         11,733,008
-----------------------------
Small Company Fund                            29,695,662           5,432,731           (1,305,303)          4,127,428
-----------------------------
International Equity Fund                     13,007,737           1,873,353              (82,407)          1,790,946
------------------------------------------------------------------------------------------------------------------------

9. Concentration of Credit Risk

The Nebraska Tax-Free and Colorado Tax-Free Funds each concentrate their investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

10. In-Kind Transfer

On October 22, 2002, the Short/Intermediate Bond Fund issued 62,458 shares of beneficial interest in exchange for assets in the amount of $619,582. These securities were transferred at their current market value on that date.

11. Fund Merger

The Board of Directors and Shareholders of the First Focus Funds approved a reorganization of the Bond Fund into the Income Fund which took place at the close of business on August 29, 2003. Under the reorganization, the Bond Fund transferred $30,061,921 for 3,027,244 shares of the Income Fund.

The value of the Bond Fund on August 29, 2003 was $30,061,921, which included $176,933 of accumulated net investment loss, $429,526 in unrealized gains, of which $176,933 is cumulative market discount and premium on bonds, and $353,782 of accumulated net realized losses on investments. Upon the business combination of the Bond Fund and the Income Fund on August 29, 2003, the value of the Income Fund combined with Bond Fund was $98,326,865.

                                                                  [Logo Omitted]
--------------------------------------------------------------------------------



12. Shareholder Voting Results

At a shareholder meeting held on July 25, 2003 the shareholders of the Income Fund voted on the proposal listed below. The results of the voting were as follows:

Proposal 1 To approve or disapprove a proposed agreement and Plan of
           Reorganization (the "Reorganization Agreement") between the Acquired Fund (the Bond Fund) and the Acquiring Fund (the Income Fund), whereby the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for Acquiring Fund shares to be distributed pro rata to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund.

Affirmative   6,263,775.000   86.683% of total shares   100.000% of shares voted
Against               0.000     .000% of total shares      .000% of shares voted
Abstain               0.000     .000% of total shares      .000% of shares voted

Proposal 2 To transact such other business as may properly come before the special meeting or at any adjournments thereof.

Affirmative   6,263,775.000   86.683% of total shares   100.000% of shares voted
Against               0.000     .000% of total shares      .000% of shares voted
Abstain               0.000     .000% of total shares      .000% of shares voted



At a shareholder meeting held on August 1, 2003 the shareholders of the Bond Fund voted on the proposal listed below. The results of the voting were as follows:

Proposal 1 To approve or disapprove a proposed agreement and Plan of
           Reorganization (the "Reorganization Agreement") between the Acquired Fund (the Bond Fund) and the Acquiring Fund (the Income Fund), whereby the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for Acquiring Fund shares to be distributed pro rata to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund.

Affirmative   1,787,111.060   56.483% of total shares    92.214% of shares voted
Against          31,079.000     .982% of total shares     1.604% of shares voted
Abstain         119,813.645    3.787% of total shares     6.182% of shares voted

Proposal 2 To transact such other business as may properly come before the special meeting or at any adjournments thereof.

Affirmative   1,757,598.793   55.550% of total shares    90.691% of shares voted
Against         120,022.538    3.793% of total shares     6.193% of shares voted
Abstain          60,382.374    1.909% of total shares     3.116% of shares voted

--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

NOTES

INVESTMENT ADVISER
         FNB Fund Advisers
         First National Bank
         1620 Dodge Street, Stop 1075
         Omaha, NE 68197

         FNC Fund Advisers
         First National Bank
         P.O. Box 555
         Fort Collins, CO 80522

INVESTMENT SUB-ADVISER
         (INTERNATIONAL EQUITY FUND ONLY)
         KBC Asset Management International Ltd.
         Joshua Dawson House
         Dawson Street
         Dublin 2, Ireland

CUSTODIAN
         First National Bank
         1620 Dodge Street, Stop 1075
         Omaha, NE 68197

         The Northern Trust Company
         (International Equity Fund only)
         50 South LaSalle Street
         Chicago, IL 60675

ADMINISTRATOR
         BISYS Fund Services Ohio, Inc.
         3435 Stelzer Road
         Columbus, OH 43219

DISTRIBUTOR
         BISYS Fund Services, Limited Partnership
         3435 Stelzer Road
         Columbus, OH 43219

LEGAL COUNSEL
         Cline, Williams, Wright, Johnson & Oldfather
         1900 US Bank Building
         233 South 13th Street
         Lincoln, NE 68508-2095

AUDITORS
         KPMG LLP
         Two Central Park Plaza, Suite 1501
         Omaha, NE 68102


This report has been prepared for the general information of First Focus Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Focus Funds prospectus. The prospectus contains more complete information about First Focus Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-662-4203; (ii) on the Fund's website at HTTP://WWW.FIRSTFOCUSFUNDS.COM (available in January 2004); and (iii) on the Commission's website at HTTP://WWW.SEC.GOV; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.FIRSTFOCUSFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

FOR MORE INFORMATION
    call 1-800-662-4203
    or write to: First Focus Funds Service Center
    P.O. Box 219022
    Kansas City, MO 64121-9022




                        [First Focus Funds Logo Omitted]

                                                                 FFF-SA-002-0300

                                [GRAPHIC OMITTED]
                          [GRAPHIC OF COMPASS OMITTED]

                                FIRST FOCUS FUNDS
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2003

[Logo Omitted]

                       TABLE OF CONTENTS

Shareholder Letter ....................................   1
Statements of Net Assets ..............................   2
Statements of Operations ..............................  28
Statements of Changes in Net Assets ...................  30
Financial Highlights ..................................  34
Notes to Financial Statements .........................  36






                               NOTICE TO INVESTORS

                        Shares of First Focus Funds are:

--------------------------------------------------------------------------------
                                NOT FDIC INSURED
--------------------------------------------------------------------------------
                   MAY LOSE VALUE      NO BANK GUARANTEE
--------------------------------------------------------------------------------


                The First Focus Funds are distributed by an independent third party, BISYS Fund Services, Limited Partnership

INVESTMENT ADVISER
         FNB Fund Advisers
         First National Bank
         1620 Dodge Street, Stop 1075
         Omaha, NE 68197

         FNC Fund Advisers
         First National Bank
         P.O. Box 555
         Fort Collins, CO 80522

INVESTMENT SUB-ADVISER
         (INTERNATIONAL EQUITY FUND ONLY)
         KBC Asset Management International Ltd.
         Joshua Dawson House
         Dawson Street
         Dublin 2, Ireland

CUSTODIAN
         First National Bank
         1620 Dodge Street, Stop 1075
         Omaha, NE 68197

         The Northern Trust Company
         (International Equity Fund only)
         50 South LaSalle Street
         Chicago, IL 60675

ADMINISTRATOR
         BISYS Fund Services Ohio, Inc.
         3435 Stelzer Road
         Columbus, OH 43219

DISTRIBUTOR
         BISYS Fund Services, Limited Partnership
         3435 Stelzer Road
         Columbus, OH 43219

LEGAL COUNSEL
         Cline, Williams, Wright, Johnson & Oldfather
         1900 US Bank Building
         233 South 13th Street
         Lincoln, NE 68508-2095

AUDITORS
         KPMG LLP
         Two Central Park Plaza, Suite 1501
         Omaha, NE 68102


This report has been prepared for the general information of First Focus Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Focus Funds prospectus. The prospectus contains more complete information about First Focus Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-662-4203; (ii) on the Fund's website at HTTP://WWW.FIRSTFOCUSFUNDS.COM (available in January 2004); and (iii) on the Commission's website at HTTP://WWW.SEC.GOV; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Fund's website at HTTP://WWW.FIRSTFOCUSFUNDS.COM; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

FOR      MORE INFORMATION call 1-800-662-4203 or write to:
         First Focus Funds Service Center
         P.O. Box 219022
         Kansas City, MO 64121-9022



[Logo Omitted]
[FirstFocus Funds Logo Omitted]

                                                                 FFF-SA-002-0300

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 10 (A)(1).
     OR
     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS [FILL IN THE BLANK]. HE IS AN INDEPENDENT TRUSTEE.

{NOTE - THIS IS ONLY REQUIRED TO BE ANSWERED FOR THE ANNUAL REPORT PERIOD. IF THE FUND HAS NOT DETERMINED THAT THERE IS AN AUDIT COMMITTEE FINANCIAL EXPERT, THE ANSWERS TO 3(A)(1) AND 3(A)(2) NEED TO BE REVISED AND THE ANSWER TO ITEM 3(A)(3) MUST BE DRAFTED WITH THE ASSISTANCE OF FUND COUNSEL. ALSO, IF THERE'S MORE THAN ONE, THEY SHOULD ALL BE DISCLOSED.}
OR
NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
NOT APPLICABLE.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

OR
THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      First Focus Funds
             ---------------------------

By (Signature and Title)*  /s/Trent Statczar, Treasurer
                         ------------------------------
Date____November 28, 2003_____________________________

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Trent Statczar, Treasurer
                         ----------------------------------------------

Date_____November 28, 2003_________________________

By (Signature and Title)*           /s/David P. Greer, President
                         ----------------------------------------------

Date____November 17, 2003____________________________



* Print the name and title of each signing officer under his or her signature.


   ALL SECTION 302 CERTIFICATIONS SHOULD BE INCLUDED IN ONE EDGAR EX-99.CERT EXHIBIT DOCUMENT AND ALL SECTION 906 CERTIFICATIONS SHOULD BE INCLUDED IN A
SEPARATE EDGAR EX-99.906CERT EXHIBIT DOCUMENT TO FORM N-CSR. [DON'T INCLUDE THIS
                            LANGUAGE IN THE FILING.]